AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 2026

1933 Act File No. 33-75340

1940 Act No. 811-08360

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 165	☒
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 166	☒

GUINNESS ATKINSON FUNDS

(Formerly Investec Funds)

(Exact Name of Registrant as Specified in Charter)

251 South Lake Avenue, Suite 800

Pasadena, California 91101

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 628-2739

James J. Atkinson, President

Guinness Atkinson Funds

251 South Lake Avenue, Suite 800

Pasadena, California 91101

(Name and Address of Agent for Service)

Please send copies of communications to:

Diane J. Drake, Esq,

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485; or
☐	on ____________ pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐	on ____________ pursuant to paragraph (a)(1) of Rule 485; or
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	on ____________pursuant to paragraph (a)(2) of Rule 485; or
☐	on ___________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion. The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

PROSPECTUS

Guinness Atkinson™ K-Beauty ETF

Principal Listing Exchange: NYSE Arca, Inc.

Ticker: KBTY

Dated ________, 2026

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i

SUMMARY SECTION

Guinness Atkinson™ K-Beauty ETF

Investment Objective

The Guinness Atkinson™ K-Beauty ETF (the “K-Beauty ETF” or the “Fund”) seeks to track the performance, before fees and expenses, of the ________ (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the K-Beauty ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):

Management Fee¹	________%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	________%

¹ Under the Fund’s advisory agreement, in exchange for a unitary management fee, the Adviser pays all routine and ordinary operating expenses of the Fund, except for: the management fee, Rule 12b-1 plan payments (if any), interest expenses, taxes, fees related to the reclamation or collection of foreign taxes withheld, acquired fund fees and expenses (if any), brokerage and other transaction expenses, and extraordinary expenses (including litigation).

Example

This Example is intended to help you compare the cost of investing in the K-Beauty ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year	3 Years
$________	$________

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has no operating history and therefore has no portfolio turnover information.

Principal Investment Strategies

The K-Beauty ETF is an index fund. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in securities of “K-Beauty Companies.” The Fund defines a “K-Beauty Company” as a company that is organized, headquartered, or principally listed on a securities exchange in South Korea and whose principal business is the development, manufacture (including original design or contract (ODM/OEM) manufacturing), distribution, or sale of beauty, personal-care, cosmetics, or aesthetic and dermatological products.

The Fund seeks to track the performance, before fees and expenses, of the ________ (the “Index”), a rules-based index that is owned and administered by ________ (the “Index Provider”), which is not affiliated with the Fund, the Adviser, or the Sub-Adviser. The Index is designed to measure the performance of K-Beauty Companies across the Korean beauty value chain. The Index methodology applies revenue, market-capitalization, and liquidity thresholds to select constituents and applies a capped weighting to limit single-name concentration. The Index typically includes approximately ________ constituents (and generally between ________ and ________), drawn from an eligible universe of Korea-listed companies.

The Index is built around four sub-groups of the Korean beauty value chain: (1) brand owners — Korean cosmetics, skincare, and personal-care brand companies; (2) manufacturers — original design and contract manufacturers (ODM/OEM) and component and ingredient suppliers that produce beauty products for brands worldwide; (3) distribution and retail — companies that distribute and sell Korean beauty products globally; and (4) aesthetics and dermatology — providers of aesthetic and dermatological products, skin boosters, injectables, and devices.

The Fund’s 80% policy is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ prior written notice to shareholders.

The Fund is passively managed and uses an indexing investment approach. The Fund generally will invest in all of the component securities of the Index in approximately the same proportions as the Index; however, the Fund may use a representative sampling strategy under which it holds a representative sample of the securities in the Index when the Adviser or Sub-Adviser believes it is in the best interest of the Fund. The Fund does not seek to outperform the Index and will not take temporary defensive positions when markets decline or appear overvalued.

The Fund invests substantially all of its assets in securities economically tied to South Korea, and the Fund’s investments are denominated primarily in the South Korean won. The eligible universe is predominantly small- and mid-capitalization, and the companies in the Index are generally established, revenue-generating companies; the Fund does not focus on early-stage or unprofitable companies. The Fund may invest in companies of any market capitalization to the extent included in the Index.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. In addition, because of the Fund’s investment focus, the Fund will concentrate its investments (invest 25% or more of its total assets) in the personal care products, cosmetics, and beauty industry and in related industries comprising the Korean beauty value chain, to approximately the same extent that the Index is so concentrated.

Principal Risks

You can lose money by investing in shares of the K-Beauty ETF. Risks associated with an investment in the Fund can increase during times of market volatility. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the following risks, which could affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, or the Fund’s ability to meet its investment objective.

Thematic Investing Risk. The Fund’s strategy is based on the Korean beauty (“K-beauty”) theme, which is driven by consumer and fashion trends. There is no assurance that the theme will develop or persist as anticipated. Consumer preferences in beauty can shift rapidly, particular product categories or aesthetics can fall out of favor, and the K-beauty theme may prove faddish. If the theme falls out of favor with consumers or investors, the securities of the companies in the Index could decline in value together, regardless of the fundamentals of any individual company, and the Fund may underperform funds that do not apply a thematic strategy. Because the theme spans the beauty value chain, the Index combines companies with different business models, including consumer companies and health-care-regulated aesthetics companies, which may respond differently to the same economic, regulatory, or scientific developments.

Geographic Concentration / South Korea Risk. The Fund invests substantially all of its assets in securities economically tied to a single country, South Korea, and is therefore more exposed to the political, economic, regulatory, and market conditions of South Korea than a geographically diversified fund. The South Korean economy is heavily dependent on exports and on trade with a small number of trading partners. The Korean peninsula has an ongoing risk of military conflict and heightened tensions between North and South Korea, and an escalation of hostilities, sanctions, or other geopolitical events could cause sudden and severe declines in the value of the Fund’s investments. Although South Korea is classified by some index providers as a developed market, its securities markets may exhibit traits associated with less-developed markets, including greater volatility and custody, clearing, and settlement risks.

Foreign Securities Risk. Investments in non-U.S. securities involve risks not typically associated with U.S. investments, including less liquidity, greater volatility, less complete financial information, different accounting, auditing, and disclosure standards, the possibility of expropriation or confiscatory taxation, and adverse political, social, or diplomatic developments.

Currency Risk. The Fund’s investments are denominated primarily in the South Korean won, while the Fund’s NAV is determined in U.S. dollars. A decline in the value of the won against the U.S. dollar will reduce the U.S.-dollar value of the Fund’s investments, even if the local-currency value of those investments is unchanged or increases. The Fund does not generally expect to hedge its currency exposure.

Foreign Custody and Settlement Risk. Less-developed securities markets are more likely to experience problems with the clearing and settling of trades and with the holding of securities by local banks, agents, and depositories. Delays in settlement could limit the Fund’s ability to purchase or sell securities and could subject the Fund to losses.

International Closed-Market Trading and Premium/Discount Risk. Because the Fund’s portfolio securities trade on a foreign exchange that is closed when the Fund’s listing exchange is open, the value of those securities used to calculate the Fund’s NAV may differ from their value during U.S. trading hours. As a result, the Fund’s shares may trade at a larger premium or discount to NAV than the shares of ETFs that hold U.S. securities.

Cash Transactions Risk. Unlike many ETFs, the Fund expects to effect a portion of its creations and redemptions for cash rather than in-kind because of the practical difficulties of transacting in foreign portfolio securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that transacts exclusively in-kind, and the Fund may incur additional brokerage and transaction costs that may be borne by the Fund and its shareholders.

Industry Concentration Risk. Because the Fund concentrates its investments in the cosmetics, beauty, personal-care, and related aesthetic and dermatological industries, it will be more susceptible to adverse economic, regulatory, political, and other developments affecting those industries than a fund that does not concentrate its investments.

Consumer and Personal-Care Industry Risk. Companies in the cosmetics and personal-care industries are subject to changes in consumer tastes and preferences, demographic and disposable-income trends, intense competition, reliance on marketing and brand reputation, product-recall and product-liability risks, and the effects of social-media-driven trends, which can shift quickly and unpredictably.

Aesthetics and Dermatology (Health-Care) Industry Risk. A portion of the Index consists of companies that develop and sell aesthetic and dermatological products and devices, including injectables, fillers, skin boosters, and energy-based devices. These companies are subject to government regulation and approval requirements, product-liability claims, reimbursement and pricing pressures, and the risk of product obsolescence, which differ from the risks affecting traditional cosmetics companies.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a larger portion of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. As a result, the Fund’s NAV and total return may be more volatile, and a decline in the value of a single holding may have a greater impact on the Fund than it would on a diversified fund.

Small- and Mid-Capitalization Company Risk. The Fund invests in small- and mid-capitalization companies, which may be more volatile and less liquid than larger companies, may have more limited financial resources and product lines, and may be more vulnerable to adverse business or economic developments.

Liquidity Risk. Securities in which the Fund invests, particularly those of smaller companies and those trading in a single foreign market, may become difficult to value or to sell at the time or price the Fund would like.

Passive Strategy / Index Tracking Risk. The Fund is not actively managed and does not seek to outperform the Index or to take defensive positions in declining markets. The Fund’s return may not match the return of the Index (“tracking error”) for a number of reasons, including Fund fees and expenses, transaction and currency-conversion costs, the use of a representative sampling strategy, regulatory or tax constraints, and timing differences. The Fund will generally hold securities regardless of their investment merit and will not sell a security because its issuer is in financial trouble unless that security is removed from the Index.

Index Provider and Index Methodology Risk. There is no assurance that the Index Provider or its agents will compile, determine, maintain, calculate, or disseminate the Index accurately. Errors in the Index data or methodology may occur and may not be identified or corrected for a period of time, which could have an adverse impact on the Fund and its shareholders. The Index Provider does not provide any warranty as to the accuracy or completeness of the Index and has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing, or calculating the Index.

New Fund Risk. The Fund is newly organized and has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Equity Securities Risk. The Fund invests in publicly-traded equity securities, the value of which may fluctuate, sometimes rapidly and unpredictably.

Market and Global Risk. General market conditions, including inflation, interest-rate changes, global demand, natural disasters, pandemics, armed conflict, and government actions, can affect the value of the Fund’s holdings, sometimes sharply and unpredictably.

Fund Cybersecurity Risk. The Fund, its service providers, and the companies in which the Fund invests are subject to varying degrees of cybersecurity risk.

Risks of Investing in ETFs.

Shares May Trade at Prices Other Than NAV. The market price of a Share may be higher than the NAV (a premium) or lower than the NAV (a discount). This risk is heightened in times of market volatility or stress and may be more pronounced for the Fund because its portfolio securities trade on a foreign market that is closed during U.S. trading hours.

Costs of Buying, Selling or Holding Fund Shares. Buying and selling Shares in the secondary market may require the payment of brokerage commissions, and frequent trading may detract from investment returns.

Cash Redemption Risk. The Fund may be required to sell portfolio securities to obtain the cash needed to meet redemptions of Creation Units, which may cause the Fund to recognize taxable gains and incur transaction costs it might not otherwise have incurred.

Absence of Active Trading Market Risk. There is no guarantee that an active trading market for the Fund’s shares will develop or be maintained.

Authorized Participant Concentration Risk. Only a limited number of financial institutions may engage in creation or redemption transactions directly with the Fund. If they are unable or unwilling to do so, Shares may trade at a discount to NAV and possibly face delisting.

Small Fund Risk. When the Fund is small or has limited assets, it may experience low trading volume and wider bid/ask spreads, and may be at greater risk of liquidation.

Performance Information

No performance information is presented for the Fund because it has not yet been in operation for a full calendar year. When the Fund has a full calendar year of performance, this section will provide some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.gafunds.com.

Investment Adviser and Sub-Adviser

Guinness Atkinson™ Asset Management, Inc. serves as the Fund’s investment adviser (the “Adviser”). Penserra Capital Management LLC serves as the Fund’s sub-adviser (the “Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s portfolio, subject to the oversight of the Adviser and the Board of Trustees.

Portfolio Managers. ________ and ________ of the Sub-Adviser are the portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio. Each has served as a portfolio manager of the Fund since its inception in ________.

Purchase and Sale of Fund Shares

The K-Beauty ETF is traded on the NYSE Arca exchange. Individual Fund shares may only be bought and sold in the secondary market (the exchange) through a broker or dealer at a market price. Information about the Fund’s net asset value, market price, premiums and discounts, and bid/ask spreads is available on the Fund’s website at www.gafunds.com.

Only certain large investors that have contractually agreed to be, and have been designated as, Authorized Participants are able to purchase and redeem large blocks of ETF shares directly with the Fund. Purchase and redemption activity conducted by Authorized Participants directly with the Fund will be done in increments of ________-share Creation Units, which may be effected wholly or partly in cash. A transaction fee of $________ per Creation Unit transaction is charged to Authorized Participants.

Tax Information

The Fund intends to make distributions that will be taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for shareholder services and the maintenance of shareholder accounts. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary or your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUND’S INVESTMENT STRATEGIES AND RISKS

The Fund invests in equity securities, which include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants.

Index-Based / Passively Managed

The Fund is passively managed, which means the Fund seeks to track the performance of the Index rather than to outperform it. The Fund does not seek to take temporary defensive positions when markets decline or appear overvalued. The Fund generally will hold the component securities of the Index in approximately the same proportions as the Index, although the Fund may use a representative sampling strategy in which it holds a representative sample of the securities in the Index that collectively has an investment profile similar to that of the Index.

Focus on K-Beauty Companies

The Adviser believes that Korean beauty and personal-care companies (“K-Beauty”) have become a significant and lasting presence in the global cosmetics industry. In 2025, South Korea was the world’s second-largest exporter of cosmetics. Korean brands, the original-design and contract manufacturers that produce a substantial share of the beauty products sold worldwide, and the distributors that bring those products to market together form an increasingly influential part of the global beauty value chain.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in securities of K-Beauty Companies, as defined in the summary section above. The Fund expectss to achieve this exposure by tracking the Index, the methodology of which applies the specific revenue, market-capitalization, and liquidity thresholds and the classification rules that determine which companies are eligible for inclusion. The Fund’s 80% policy is non-fundamental and will not be changed without at least 60 days’ prior written notice to shareholders.

Investing in a fund that applies a thematic strategy may be more risky than investing in a fund that does not. There is no guarantee that the Korean beauty theme will develop or persist as anticipated, or that the companies in the Index will perform as expected.

The Index and the Index Provider

The ________ (the “Index”) is owned, administered, and calculated by ________ (the “Index Provider”), which is not affiliated with the Fund, the Adviser, or the Sub-Adviser. The Index is a rules-based index designed to measure the performance of K-Beauty Companies across the brand, manufacturing, distribution, and aesthetics/dermatology segments of the Korean beauty value chain. The Index applies revenue, market-capitalization, and liquidity screens, a capped weighting scheme intended to limit single-name concentration, and a scheduled reconstitution and rebalancing. The Fund and the Index are not sponsored, endorsed, sold, or promoted by the Index Provider, and the Index Provider makes no representation regarding the advisability of investing in the Fund. A complete description of the Index methodology is available from the Index Provider.

Non-Diversified Status and Concentration

The Fund is non-diversified under the Investment Company Act of 1940, which means it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than those applicable to a diversified fund under the 1940 Act. In addition, the Fund will concentrate its investments (invest 25% or more of its total assets) in the personal care products, cosmetics, and beauty industry and related industries comprising the Korean beauty value chain, to approximately the same extent the Index is so concentrated. The Fund’s concentration policy is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Economically Tied

We consider an issuer of securities to be a company economically tied to South Korea if it satisfies at least one of the following tests: (1) it is organized under the laws of, or has its headquarters in, South Korea; (2) it derives a significant portion (i.e., 50% or more) of its total revenues or profits from, or devotes 50% or more of its assets to, business in South Korea; or (3) its equity securities are traded principally on a securities exchange in South Korea. The Fund’s currency is U.S. dollars; the Fund’s investments are denominated primarily in the South Korean won.

ADDITIONAL RISKS OF INVESTING IN OUR FUNDS

This section further describes the risks of investing in the K-Beauty ETF, expanding on the risks set forth in the summary section above. There is no guarantee that the Fund will meet its investment objective or that the value of the Fund’s holdings will increase. If the Fund’s value declines, you could lose money.

Thematic and K-Beauty Strategy Risk. The Fund’s strategy rests on the premise that demand for Korean beauty and personal-care products and for related aesthetic and dermatological products will grow and persist. This is a forward-looking view, and the K-beauty theme is heavily influenced by consumer preferences, social-media-driven trends, and fashion, all of which can change quickly and unpredictably. Specific product categories, ingredients, or aesthetics that are popular today may fall out of favor, and the theme as a whole may prove faddish. The Index spans a range of business models—from consumer brand owners and contract manufacturers to distributors and to health-care-regulated aesthetics and dermatology companies—that may respond very differently to the same economic, regulatory, or scientific developments. If the K-beauty theme falls out of favor with consumers or investors, the securities of these companies could decline in value together, regardless of the fundamentals of any individual company.

Geographic Concentration and South Korea Risk. Because the Fund invests substantially all of its assets in securities economically tied to South Korea, the Fund’s performance is closely tied to the political, economic, regulatory, currency, and market conditions of a single country. The South Korean economy is export-oriented and sensitive to global trade conditions and to conditions among its major trading partners. The Korean peninsula remains subject to the ongoing risk of military conflict, and incidents involving North Korea, the imposition of sanctions, or other geopolitical events could have a sudden and severe adverse effect on the South Korean economy and securities markets and on the value of the Fund’s investments. South Korean securities markets may also be subject to greater custody, clearing, and settlement risks and to government intervention, including restrictions on foreign ownership of certain securities.

Foreign Securities and Currency Risk. Investing in non-U.S. securities involves additional political, social, economic, legal, regulatory, and currency risks. Foreign securities markets may be less liquid and more volatile than U.S. markets, and foreign issuers may be subject to different accounting, auditing, and disclosure standards. The Fund’s investments are denominated primarily in the South Korean won; a decline in the value of the won relative to the U.S. dollar will reduce the U.S.-dollar value of the Fund’s investments and of your investment in the Fund, even if the local-currency value is unchanged or rises. The Fund does not generally hedge its currency exposure.

Custody, Settlement, and Closed-Market Trading Risk. Markets in South Korea may have clearance and settlement procedures that differ from those in the United States, and delays or failures in settlement could limit the Fund’s ability to buy or sell securities and could cause losses. Because the Fund’s portfolio securities trade on a foreign exchange that is closed when the Fund’s listing exchange is open, the prices used to value those securities for purposes of calculating the Fund’s NAV may not reflect events occurring during U.S. trading hours, and the Fund’s shares may trade at a larger premium or discount to NAV, and with wider bid/ask spreads, than ETFs that hold U.S. securities.

Consumer and Personal-Care Industry Risk. Companies in the cosmetics, beauty, and personal-care industries are sensitive to changes in consumer tastes, demographic and disposable-income trends, and the effects of marketing and brand reputation. These companies face intense competition, the risk of rapidly changing, social-media-driven trends, dependence on key products and distribution channels, and product-recall and product-liability exposure. A loss of consumer confidence in a brand or product can have a rapid and significant effect on a company’s sales and the value of its securities.

Aesthetics and Dermatology (Health-Care) Industry Risk. A portion of the Index consists of companies that develop, manufacture, or distribute aesthetic and dermatological products and devices, including botulinum toxins, dermal fillers, skin boosters, and energy-based devices. These companies are subject to government regulation and approval requirements, the risk of product-liability claims, reimbursement and pricing pressures, the risk of adverse clinical or safety findings, and competition and product obsolescence. These risks differ from, and are in addition to, the risks affecting traditional cosmetics and personal-care companies.

Concentration and Non-Diversification Risk. Because the Fund concentrates its investments in the cosmetics, beauty, personal-care, and related aesthetic and dermatological industries and is non-diversified, it is more exposed to developments affecting those industries and to the performance of individual issuers than a more broadly diversified fund. Adverse developments—including changes in consumer demand, regulation of cosmetics or aesthetic-medical products, trade or tariff measures, or investor sentiment toward the sector—may cause the Fund’s NAV and total return to be more volatile, and a decline in a single holding may have a greater effect on the Fund than on a diversified fund.

Passive Strategy and Index Tracking Risk. The Fund is not actively managed and seeks only to track the Index. The Fund generally will not sell a security because its issuer is in financial trouble or its value has declined, unless that security is removed from the Index. The Fund’s return may not match the return of the Index because of Fund fees and expenses, transaction and currency-conversion costs, the use of a representative sampling strategy, the timing of the Fund’s purchases and sales relative to changes in the Index, regulatory and tax requirements, and the effect of foreign-market closings on valuation. These differences are referred to as “tracking error” and may be greater for a fund, like the Fund, that invests in foreign securities.

Index Provider and Index Methodology Risk. The Fund’s ability to achieve its investment objective depends on the Index Provider’s ability to compile, maintain, and calculate the Index accurately. Errors in the Index’s data, computation, construction, or methodology may occur from time to time and may not be identified or corrected for a period of time, which could cause the Fund to hold securities that do not reflect the intended methodology and could adversely affect the Fund and its shareholders. The Index Provider does not guarantee the accuracy or completeness of the Index and has no obligation to consider the needs of the Fund or its shareholders.

Equity Securities Risk. The Fund invests in publicly-traded equity securities, the value of which may fluctuate, sometimes rapidly and unpredictably, based on a company’s financial condition and on macro-economic factors such as interest rates, inflation, and global market conditions, as well as non-economic factors such as market perceptions and political events.

Market and Global Risk. Global financial markets can be affected by inflation, interest rates, global demand, natural disasters, pandemics, armed conflict, terrorism, regulatory events, and government controls, any of which could cause the Fund’s NAV and market price to fluctuate significantly. Economies and markets are increasingly interconnected, so events in one country or region can affect issuers and markets elsewhere.

Small- and Mid-Capitalization Company Risk. The Fund invests in small- and mid-capitalization companies. The securities of such companies may be more volatile and less liquid than those of larger, established companies, may have wider bid/ask spreads, and may be more vulnerable to adverse business or economic developments.

Liquidity Risk. Securities in which the Fund invests may become illiquid, which could prevent the Fund from selling such securities at the time or price it would like. The Fund has adopted a liquidity risk management program to manage liquidity risk.

Fund Cybersecurity Risk. The Fund, its service providers, and the companies in which the Fund invests are subject to varying degrees of cybersecurity risk. A cybersecurity incident could, among other things, interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, or expose confidential information.

Risks of Investing in ETFs

Shares May Trade at Prices Other Than NAV. Shares of the Fund is listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices. The market price of Shares may differ from the Fund’s NAV; the Fund’s Shares may trade at a premium or discount to NAV. This risk is heightened in times of market volatility or stress and may be more pronounced for the Fund because its portfolio securities trade on a foreign market that is closed during U.S. trading hours.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors trading small numbers of Shares. Because of the bid/ask spread, frequent trading may significantly reduce investment returns.

Cash Redemption Risk. The Fund expectss to pay cash in connection with a portion of the redemption of Creation Units, which may require the Fund to sell portfolio securities to obtain the cash needed, potentially causing the Fund to recognize taxable gains it might not otherwise have recognized and to incur additional transaction costs.

Absence of Active Trading Market Risk. There is no guarantee that an active trading market for the Fund’s shares will develop or be maintained, or that the Shares will continue to be listed or trade at any particular volume.

Authorized Participant Concentration Risk. Only a limited number of financial institutions may act as Authorized Participants. To the extent they are unable or unwilling to engage in creation or redemption transactions and no other Authorized Participant steps in, Shares may trade at a material discount to NAV and may face delisting.

Portfolio Holdings Disclosure

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information. The Fund operates in a transparent manner with respect to Fund holdings, and the Fund’s portfolio holdings are disclosed each business day on the Fund’s website at www.gafunds.com.

MANAGEMENT OF THE FUND

Investment Adviser

Guinness Atkinson™ Asset Management, Inc. is the investment adviser for the K-Beauty ETF. The Adviser supervises all aspects of the Fund’s operations, subject to the oversight of the Board of Trustees, and has overall responsibility for the Fund’s investment program.

Contractual Advisory Fee Rate: K-Beauty ETF ________%.

Under the advisory agreement, the Adviser has agreed that, in exchange for a unitary management fee calculated and accrued daily and payable monthly, it will arrange for and pay for all routine and ordinary expenses required for Fund operations, including the fees of the Sub-Adviser and the index license, except for: the management fees, Rule 12b-1 plan payments (if any), interest expenses, taxes, fees related to the reclamation or collection of foreign taxes withheld, acquired fund fees and expenses (if any), brokerage and other transaction expenses, and extraordinary expenses (including litigation).

Guinness Atkinson™ is a Delaware corporation with offices in the United States and London. The U.S. offices are located at 251 South Lake Avenue, Suite 800, Pasadena, California 91101. Guinness Atkinson’s™ London offices are located at 18 Smith Square, Westminster, London, SW1P 3HZ, United Kingdom.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and the sub-advisory agreement for the Fund will be available in the Fund’s first annual or semi-annual report to shareholders following commencement of operations.

Sub-Adviser

Penserra Capital Management LLC (the “Sub-Adviser”) serves as the sub-adviser to the K-Beauty ETF and is responsible for the day-to-day management of the Fund’s portfolio, including implementing the Fund’s indexing strategy and placing portfolio transactions, subject to the oversight of the Adviser and the Board of Trustees. For its services, the Sub-Adviser is paid a sub-advisory fee by the Adviser out of the Adviser’s unitary management fee; the Fund does not pay the Sub-Adviser directly. Contractual Sub-Advisory Fee Rate: ________%.

Portfolio Management

The Sub-Adviser provides the portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

Distribution Plan & Payments to Dealers

Distribution Plan. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act, which permits the Fund to pay Rule 12b-1 fees not to exceed 0.10% per year of the Fund’s average daily net assets. No such fee is currently paid, and the Board of Trustees has not approved the commencement of payments under the Rule 12b-1 Distribution Plan. The Fund does not plan to make payments under the Rule 12b-1 Plan currently, and the Fund will provide 60 days’ notice to shareholders before making payments under the Rule 12b-1 Plan.

Additional Payments to Dealers. The Adviser and its affiliates may make payments to dealers or other financial intermediaries and service providers for shareholder servicing activities, out of their own resources, including the profits from the advisory fee the Adviser receives from the Fund. You should ask your financial intermediary for more details about any such payments it receives.

SHAREHOLDER INFORMATION

How to Purchase, Exchange, and Sell Shares

Transactions in shares of the Fund occur in the primary market and the secondary market. Only Authorized Participants that have executed an agreement with the Fund’s distributor can create and redeem shares directly from the Fund in Creation Units of ________ shares, which may be effected wholly or partly in cash. Shares of the Guinness Atkinson™ K-Beauty ETF trade on the NYSE Arca exchange during the trading day. Fund shares are bought and sold at a market price. There is no minimum investment for purchases made on the listing exchange.

Book Entry. Fund shares are held in book-entry form. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding ETF shares.

Frequent Trading. Because Fund shares are traded in the secondary market, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing of Fund shares.

Pricing Fund Shares

Market Price. Shares of the Guinness Atkinson™ K-Beauty ETF trade in the secondary market at market prices, which may differ from the NAV per share.

Net Asset Value. The NAV of the Fund is determined at the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open.

Fair Value Pricing. Because the Fund’s portfolio securities trade principally on a South Korean exchange that is closed when the Fund calculates its NAV, the Fund expects to use fair-value pricing on a regular basis. If market quotations are not readily available or do not, in the Adviser’s judgment, accurately reflect fair value, or if events occurring after the close of the foreign market are likely to have changed the value of a security, the security will be valued at its fair value as determined in good faith under procedures approved by the Board of Trustees. Fair-value pricing involves judgment, and the fair value assigned to a security may differ from the price the Fund could obtain on a sale.

Premium/Discount Information. The Fund has not commenced operations as of the date of this prospectus. When available, information showing the number of days the Fund’s shares traded at a premium or discount to NAV will be available at www.gafunds.com.

Distributions and Taxes

Dividends and Capital Gains Distributions. The Fund will distribute all or most of its net investment income and net capital gains to shareholders at least annually.

Distributions to Shareholders. Qualified dividends will generally be taxed at long-term capital-gain rates. Nonqualified dividends and distributions of short-term capital gains will generally be taxable as ordinary income.

Foreign-Source Income and Withholding Taxes. Because the Fund invests primarily in foreign securities, a portion of the Fund’s investment income may be subject to foreign income taxes withheld at the source. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of foreign securities, the Fund may elect to “pass through” to its shareholders certain foreign income taxes paid; otherwise, such taxes will reduce the Fund’s income and will not be separately creditable or deductible by shareholders.

Gain or Loss on Sale of Fund Shares. You may recognize either a gain or a loss when you sell Fund shares.

Withholding Taxes. The Fund may be required to withhold U.S. federal income tax (currently 24%) for shareholders who fail to provide correct taxpayer identification numbers.

Cost Basis Reporting. Because Fund shares are held through financial intermediaries, cost-basis reporting is handled by the shareholder’s broker or other financial intermediary, which determines the cost-basis method applied to the shareholder’s account. Shareholders should consult their broker or other financial intermediary and their tax adviser regarding cost-basis reporting and elections.

Shareholders should consult a tax professional regarding their particular situation, including the application of state, local, and foreign taxes.

FINANCIAL HIGHLIGHTS

Financial highlights information is not available because the Fund has not yet commenced operations as of the date of this prospectus.

NOTICE

Shares of the Guinness Atkinson™ K-Beauty ETF are not sponsored, endorsed, sold, or promoted by the NYSE Arca (the “Listing Exchange”). The Listing Exchange makes no representation or warranty, express or implied, to the owners of the Fund’s shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.

The Fund is not sponsored, endorsed, sold, or promoted by ________ (the “Index Provider”). The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the ________ (the “Index”) to track general market performance. The Index Provider has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing, or calculating the Index. The Index Provider is not responsible for, and has not participated in, the determination of the prices and amount of shares of the Fund, or the timing of the issuance or sale of such shares.

Statement of Additional Information. The Statement of Additional Information (“SAI”) provides a more complete discussion about the Fund and is incorporated by reference into this prospectus, which means it is legally part of this prospectus.

Annual and Semi-Annual Reports. When available, these reports will contain additional information about the Fund’s investments and a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal period.

To Review or Obtain this Information. The SAI, shareholder reports, and other information are available without charge by emailing mail@gafunds.com, calling 866-307-5990, visiting www.gafunds.com, or through the EDGAR Database at https://www.sec.gov.

Website: www.gafunds.com   |   Email: mail@gafunds.com

Investment Company Act file no. 811-08360

Subject to Completion. The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

Guinness Atkinson™ K-Beauty ETF

Exchange: NYSE Arca ·

Ticker: KBTY

Dated ________, 2026

This Statement of Additional Information (the “SAI”) of the Guinness Atkinson Funds (the “Trust”) is not a prospectus, but should be read in conjunction with the current prospectus dated ________________, 2026, pursuant to which the Fund listed above is offered. This SAI is incorporated by reference in its entirety into the prospectus. Please retain this SAI for future reference.

For more information or for a free copy of the prospectus, [Form N-CSR,] other information such as fund financial statements that the fund files on [Form N-CSR] for any Fund or for the Funds’ annual report, please call toll-free [1-866-307-5990.]

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General Information and History

Guinness Atkinson™ Funds (the “Trust”) was first organized as a Maryland corporation on January 7, 1994 and converted to a Delaware statutory trust (formerly known as a Delaware business trust) on April 28, 1997 as an open-end, series, management investment company. The Trust is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information relates to the Guinness Atkinson™ K-Beauty ETF (the “ETF” or, for purposes of this SAI, the “Fund”), a series of the Trust.

In addition to the Fund, the Trust currently consists of nine other separate series — four exchange-traded funds and five open-end mutual funds — each of which has its own investment objective and strategies and is described in a separate statement of additional information. References to the “Fund Complex” in this SAI refer to all of the series of the Guinness Atkinson Funds.

The Fund is an exchange-traded fund and the Fund’s Exchange Traded Shares (the “ETF Shares” or the “Shares”) are listed on the NYSE Arca exchange (the “Exchange”). Shares trade on the Exchange at a market price that may differ from the Share’s net asset value (“NAV”). The Fund issues and redeems ETF Shares on a continuous basis at NAV in large, specified blocks of Shares called “Creation Units.” A Creation Unit of the Fund consists of ________ Shares. The size of Creation Units may change from time to time.

Because the Fund’s portfolio securities trade principally in South Korea, which generally does not permit the in-kind transfer of local securities to or from foreign investors, Creation Units are generally issued and redeemed for cash (or, where permitted, a combination of cash and securities) rather than in-kind, at the discretion of the Adviser.

Except when aggregated in Creation Units, ETF Shares are not redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase the Shares directly (except through a dividend reinvestment program offered by a broker). Retail investors will purchase Shares in the secondary market with the assistance of a broker.

The discussion below regarding the Fund’s investment objectives and policies should be read in conjunction with the Fund’s prospectus. Portfolio management for the Fund is provided by Guinness Atkinson™ Asset Management, Inc., a Delaware corporation with offices at 251 South Lake Avenue, Suite 800, Pasadena, California 91101.

Investment Objectives and Policies

The Fund’s investment objective and strategies is described in its Prospectus.

For the Fund

Temporary Defensive Strategies. The Fund does not take temporary defensive positions and will remain substantially invested in accordance with its investment objective and principal investment strategy.

Diversification. The Fund is a non-diversified fund under the 1940 Act, which means it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. The Fund nonetheless intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, which imposes its own, less restrictive, diversification requirements.

General Information about the Fund

The following information concerning the Fund augments the disclosure provided in the Fund’s Prospectus.

Derivatives

The Fund does not intend to employ leveraging techniques, except that the Fund may use derivatives from time to time when desirable to effectuate its investment strategies. The Fund intend to use foreign currency forward contracts when appropriate and useful to effectuate investments in securities traded on foreign markets. All investments using derivative instruments are subject to asset segregation and cover requirements. For more information about foreign currency forward contracts, see “Additional Foreign Currency Considerations” under “Risk Factors and Special Considerations”. None of the Fund use derivatives as a principal investment strategy.

In 2020, the SEC adopted new Rule 18f-4 (the “Derivatives Rule”), which replaced the prior asset segregation requirements with a new framework for the use of derivatives by registered funds. For funds using a significant amount of derivatives, the Derivatives Rule mandates that the fund adopt and implement: (i) value at risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. Compliance with the Derivatives Rule was required as of August 19, 2022. The Derivatives Rule provides an exception for funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. Based on the extent of derivatives use by the Fund, the Fund expects to rely on this exception.

Money Market Instruments

From time to time, the Fund may invest in Money Market Instruments, normally in connection with creation and redemption transactions, or in anticipation of investing cash positions. “Money Market Instruments” are short-term (less than twelve months to maturity) investments, made directly or indirectly (through funds or other “sweep” arrangements) in (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of United States or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and foreign corporations meeting the credit quality standards set by the Trust’s Board of Trustees (the “Board”); and (e) repurchase agreements with banks and broker-dealers with respect to such securities. While the Fund does not intend to limit the amount of its assets invested in Money Market Instruments, except to the extent believed necessary to achieve its investment objective, under normal market conditions, the Fund does not expect to have substantial portion of their assets invested in Money Market Instruments. The Fund may use Money Market Instruments without limitation when it applies its temporary defensive strategy.

Foreign Issuers

The Fund does not intend to invest in any security in a country where the currency is not freely convertible to United States dollars, unless it has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency’s external value, or if the Adviser has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund.

Depositary Receipts. The Fund may invest indirectly in issuers through sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Global Depositary Shares (“GDSs”) (collectively, “Depositary Receipts”). Depositary Receipts are certificates evidencing an interest in a pool of securities of a specific issuer held by a bank. In most cases, the certificate evidencing ownership of the facility also includes a conversion component that entitles the holder to obtain the securities. Depositary Receipts are a method to obtain exposure to a specific issuer, normally not a US issuer, without trading in the local market for the issuer’s securities. Depositary receipts may be “sponsored”, in which case the issuer participates with a bank in arranging the facility, or “unsponsored”, in which case the issuer is not involved in arranging the facility and the facility is arranged by a bank or by a third party working with a bank. Unsponsored Depositary Receipts are normally more expensive and less liquid than sponsored Depositary Receipts, and the issuer of stock underlying an unsponsored Depositary Receipt facility does not treat the certificate holders as shareholders for purposes of supplying information about the issuer or its securities. ADRs are Depositary Receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary Receipts other than those denominated in United States dollars will be subject to foreign currency exchange rate risk. In addition, the issuers of the stock underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Fund’s investment policies, investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts bear the risks associated with their underlying securities as well as risks associated with the Depositary Receipts themselves. Depositary Receipts can be adversely affected by regulatory restrictions or sanctions affecting the stock underlying the Depositary Receipt, for example, when the stock underlying a Depositary Receipt is restricted from trading on an exchange or from being held by investors due to sanctions orders. In that case, the Depositary Receipt may or may not continue to trade and could become illiquid at any time. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Securities in which the Fund may invest include those that are neither listed on a stock exchange nor traded over-the-counter. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. To the extent that such securities are illiquid by virtue of the absence of a readily available market, legal, contractual or regulatory restrictions on resale, they will be subject to the Fund’s investment restrictions on illiquid securities, discussed below.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities are generally bonds, notes, preferred stocks, warrants or other securities that may be converted or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend or interest until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities.

Preferred Stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants and Rights. The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Adviser. Warrants do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the corporation that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants tend to be more volatile than the underlying stock, and if, at a warrant’s expiration date, the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant, the Fund can acquire the stock at a price below its market value. The prices of warrants do not necessarily parallel the prices of the underlying securities.

Other Investment Companies

The Fund, together with any of its “affiliated persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), may invest in securities of other investment companies, including ETFs and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 thereunder. If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund will be exposed to the investment risks of that other investment company, and the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Generally, the Fund may invest in the securities of another investment company (the “acquired company”) so long as the Fund, immediately after the investment, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. Generally, the Fund may invest in other investment companies that are money market funds in excess of these limitations.

There can be no assurance that appropriate investment companies will be available for investment. The Fund will not invest in other investment companies unless, in the Adviser’s judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Securities Lending

The Fund may lend portfolio securities up to 33-1/3% of its total assets. Currently the Fund is not participating in securities lending arrangements but they may do so. A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the lending Fund receives cash collateral that at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through lending and through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of U.S. government securities or irrevocable letters of credit issued by banks whose securities meet the Fund’s investment standards to be the equivalent of cash. Securities lending involves counterparty risk, including the risk that loaned securities may not be returned and/or a loss of rights in the collateral if the borrower or lending agent defaults. In addition, the Fund bears the risk that income earned may not be sufficient to cover the costs paid, as well as the risk of loss that the investments of the cash collateral received from the borrower decline in value, which does not trigger additional collateral requirements from the Borrower. A lending Fund will pay a portion of the income earned on a lending transaction to a third party that is unaffiliated with the Fund and that is acting as a “placing broker” and may pay other fees in connection with a securities lending program. Collateral management services, to the extent provided by the Adviser or its affiliates, are not covered by the Fund’s investment advisory agreement.

The Securities and Exchange Commission (the “SEC”) currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the lender must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the lender must be able to terminate the loan at any time; (4) the lender must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the lender may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

Additional Investment Strategies and Risks

The following information supplements the discussion of the Fund’s investment policies and strategies described in the Prospectus and associated non-principal risks. In pursuing its investment objective, the Fund will invest as described below and employ the investment techniques described in the Prospectus and elsewhere in this SAI.

Capitalization Size

The Fund may invest in companies with a range of capitalizations, including small cap (under US$1 billion), mid cap (under US$5 billion) and large cap (US $10 billion and above). As a general rule, investing in small cap or mid cap companies may be more risky than investing in large cap companies. Small cap or mid cap companies tend to rely on more limited product lines and business activities, which make them more susceptible to setbacks or downturns, including arising from supply chain disruptions. Securities of small- or mid-cap companies may be traded less frequently than that of larger companies, which can make them illiquid. Small- or mid-cap companies may have more limited financial resources including access to credit lines and financing arrangements. Securities issued by small- or mid-cap companies may be more volatile. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. The Fund monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of the Fund’s net assets are invested in illiquid investments, the Fund will not make further investments and will reduce its holdings of illiquid investments in an orderly fashion in order to maintain adequate liquidity. The Fund has adopted a liquidity risk management program and procedures to categorize the Fund’s investments, identify illiquid securities and ensure that the Fund maintains adequate liquidity.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered for sale to the public, securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions within seven days. A fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Although securities that may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended, are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above, provided that a determination is made that such securities have a readily available trading market. The Adviser will determine the liquidity of Rule 144A securities under the supervision of the Board. The Adviser monitors the liquidity of Rule 144A securities and if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

In reaching a liquidity decision, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Infectious Disease Risk

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, an outbreak of COVID-19, a highly contagious illness, commenced in 2019 and spread globally. Although vaccines were developed and deployed, these measures were not uniformly implemented. The outbreak resulted in travel restrictions, including limitations on border crossings, health screenings at points of entry, quarantines, business closures and operating restrictions, supply chain interruptions, layoffs, school closures, disruption of and stress in healthcare delivery, and defaults, resulting in reduced consumer demand for goods and services, disruptions to financial markets and other significant economic impacts. While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United States ended the public health emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May 11, 2023, the continued impact of coronavirus (COVID-19) and related variants is uncertain. Further, some local financial markets have been or may be subject to closures due to outbreaks, and these closures can be unannounced and of indeterminate length. If a market in which the Fund’s investments trades implements a trading suspension, the Fund’s ability to buy or sell securities in that market will be adversely impacted.

Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in unpredictable ways. A health crisis may exacerbate other pre-existing political, social and economic risks.

Market disruptions can adversely impact the Fund and its investments. Historically, governmental and quasi-governmental authorities and regulators have responded to major economic disruptions including infection disease outbreaks with a variety of fiscal and monetary policy changes, including stimulus measures such as direct capital infusions into companies, monetary policy changes, and interest rate adjustments. Capital re-direction to manage consequences of the outbreak may adversely affect governmental, quasi-governmental and corporate balance sheets. Any unexpected change in these policies, or their ineffectiveness, is likely to increase market volatility, which could adversely affect the Fund’s investments. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.

Risk Factors and Special Considerations

Concentration Risk

The Fund will concentrate its investments (that is, invest more than 25% of its total assets) in the cosmetics, beauty, personal-care, and related aesthetic and dermatological industries comprising the Korean beauty value chain, to approximately the same extent the Index is so concentrated. As a result, the Fund will be more susceptible to adverse economic, regulatory, and market developments affecting those industries than a fund that does not concentrate its investments.

Capital Controls and Sanctions Risks

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government interventions (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies, companies economically tied to foreign countries and related securities and interests (including depositary receipts)) and the imposition of capital controls and/or sanctions, which could include retaliatory actions by one government against another government, seizure of assets, prohibitions on transfers of currency, securities or other assets, import and export restrictions and restrictions on or prohibitions from accessing capital markets (including funding markets) or banking systems. Capital controls and/or sanctions could adversely impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of Fund investments, adversely affect the trading market and price for Fund shares, or cause the Fund to decline in value.

Ukraine Sanctions. In 2022, in response to Russia’s invasion of Ukraine and other events (primarily cybersecurity related events), economic sanctions were imposed on Russia and individuals, companies and industries economically tied to Russia, by a number of governments, including the United States, EU, and other Western countries. These sanctions are intended to reduce Russia’s ability to continue its invasion of Ukraine and negatively affect the overall Russian economy. The sanctions were imposed by countries unilaterally but countries imposing sanctions have worked a coordinated fashion to target Russian companies, Russian individuals and the Russian financial, energy and defense sectors, resulting in capital flight, a loss of confidence in Russian securities and debt and in securities of companies economically tied to Russia, and retaliatory bans by Russia that impact non-Russian companies and non-domestic holders of securities listed on Russia’s primary stock exchanges. The impacts of these global coordinated sanctions may have spillover effects in other markets, including in markets listing depositary receipts for companies economically tied to Russia or Russian companies, and may cause other non-sanctioning countries to increase global economic engagement with Russia.

In addition, since Russia's invasion of Ukraine, many developed market countries have implemented programs to support Ukraine militarily and economically, and to support markets adversely affected by the invasion, especially with respect to commodities. In addition, Russia has created or enhanced political and economic alignments with several countries to support its economy, including China. The impacts of these programs cannot be determined with any certainty.

Interest Rate Fluctuations

Generally, the value of fixed income securities will change as interest rates fluctuate. During periods of falling interest rates, the values of outstanding long-term debt obligations generally rise. Conversely, during periods of rising interest rates, the value of such securities generally declines. The magnitude of these fluctuations generally will be greater for securities with longer maturities. Changes in global markets and economies, interest rate environments, regulatory interventions and negative interest rate environments can also significantly affect interest rate fluctuations, including in ways that are not always predictable. Although the Fund generally do not hold fixed income securities, dividend stocks may be sensitive to interest rate fluctuations.

Small- and Mid-Cap Issuers

Investors should be aware that investments in small- or mid-cap issuers carry more risk than investments in issuers with market capitalizations greater than $1 billion or $5 billion, respectively. Generally, small- or mid-cap companies rely on limited product lines, financial resources, and business activities that make them more susceptible to setbacks or downturns. In addition, the stock of such companies may be more thinly traded. Accordingly, the performance of small- or mid-cap issuers may be more volatile. Small- and mid-cap issuers may be organized, located or may operate in foreign or emerging market countries or derive a significant portion of their revenues from such countries. In addition, the securities of such issuers may be traded principally on an exchange located in a foreign or emerging market country. The risks of investing in foreign and emerging markets securities are discussed below.

Foreign Securities

Investors should recognize that investing in securities of companies in foreign countries (including emerging market countries) involves certain special considerations and risk factors that are not typically associated with investing in securities of U.S. companies and these risks apply to direct investment in securities issued in foreign countries or traded on foreign securities markets, and to Depositary Receipts of such companies issued in the US or globally. The following disclosure augments the information provided in the prospectus.

Economic and Political Risks

The economies of foreign countries may differ unfavorably from the United States economy in such respects as, but not limited to, growth of domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Further, economies of foreign countries generally may be heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the economic conditions of the countries in which they trade, as well as trade barriers, tariffs, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by such countries. U.S. interactions with foreign countries may change, and trade negotiations, trade agreements and tariffs, or announcements about trade negotiations, trade agreements or of tariffs, may adversely impact the value of securities issued by companies located in countries outside the United States.

Many emerging and developing countries have different social, political, and economic stability characteristic as compared to the United States, which can result in political and economic instabilities that may be expressed in the form of (1) high interest rates; (2) high levels of inflation, including hyperinflation; (3) high levels of unemployment; and (4) changes in government economic policies or tax policies, sometimes without notice. Changes in government policies in emerging and developed countries may rapidly affect inflation rates.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulations, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the Fund’s investments in those countries. In addition, internal laws and regulations concerning contracts or property may be undeveloped compared to other legal systems, and it may be more difficult to obtain a judgment in a court outside the United States or enforce a foreign judgment (in U.S. or foreign courts).

Securities Market Risks

In general, trading volume on foreign stock exchanges is substantially less than that on the New York Stock Exchange (the “NYSE”). Further, securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Securities without a readily available market will be treated as illiquid securities for purposes of the Fund’s limitations on such purchases. Similarly, volume and liquidity in most foreign bond markets can be substantially less than in the United States, and consequently, volatility of price can be greater than in the United States. Fixed commissions on foreign markets are generally higher than negotiated commissions on United States exchanges; however, the Fund will endeavor to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Fund may invest on other stock exchanges where commissions are negotiable.

Specific Foreign Country Risks

Investing in companies located in any country subjects the Fund to economic, political, regulatory and social risks specific to that country, including instability. Countries in Europe may be more sensitive to secessionist, independent or nationalist political movements, which could adversely affect their economies and trade relationships. The Fund may invest globally, but it may not be invested in every country mentioned below at all times.

South Korea Risks. South Korea’s economy is sensitive to changes in international trade, and could be adversely affected if there is a downturn in export markets globally. Substantial political tensions exist between North Korea and South Korea. South Korea’s economy and South Korean companies would be adversely affected by increases in tension between North Korea and South Korea, or an outbreak of hostilities, or the threat of an outbreak.

The South Korean securities markets present additional risks. Many Korean securities are subject to foreign-ownership limits, and access for foreign investors, conversion of the South Korean won, and the settlement and custody of Korean securities are subject to local market practices and regulation that differ from those in the United States. Korea imposes a securities transaction tax on sales of listed shares, which increases the Fund’s transaction costs. The Korean market is also relatively concentrated in a small number of large issuers, although the Fund focuses on the beauty value chain rather than those issuers.

Because the in-kind transfer of Korean securities to and from foreign investors is generally restricted, the Fund expects to transact in Creation Units primarily for cash, which may reduce the Fund’s tax efficiency relative to exchange-traded funds that transact in-kind and may cause the Fund to realize and distribute capital gains. The South Korean economy is heavily dependent on exports and on trade with a limited number of partners and is sensitive to global demand and currency movements. Corporate governance practices at some Korean issuers, including family-controlled conglomerate (“chaebol”) structures, may differ from those in the United States and may disadvantage minority shareholders.

Additional Foreign Currency Considerations

Special Risks of Developing and Emerging Markets. Emerging and developing market countries may have less liquid securities markets with greater price volatility; impose exchange controls; impose differential taxes on foreign investors; and impose restrictions on direct investments or investments in issuers in particular industries.

Currency Risk. A change in the value of foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in or derivatives linked to that foreign currency and a change in the amount of income that the Fund has available for distribution. Because a portion of the a’s investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations.

For the Fund that invests in foreign securities, a portion of the Fund’s assets will be invested in securities of entities in foreign markets and a portion of the income received by the Fund will be in foreign currencies. If the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund will be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on the Fund’s performance.

Changes in foreign currency exchange rates also will affect the value of securities in the Fund’s portfolio and the unrealized appreciation or depreciation of investments. Further, the Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

A Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as purchase put or call options on currencies, in U.S. or foreign markets to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. There can be no guarantee that instruments suitable for hedging currency or market shifts will be available at the time when the Fund wishes to use them. Moreover, investors should be aware that in most emerging market countries, such as China, the markets for certain of these hedging instruments are not highly developed and that in many emerging market countries no such markets currently exist.

Investment Funds and Repatriation Restrictions

Some foreign countries have laws and regulations that currently preclude direct foreign investment in the securities of companies domiciled there, or within specified sectors of an economy. However, indirect foreign investment in the securities listed and traded on the stock exchanges in these countries is permitted by certain foreign countries through investment funds that have been specially authorized. See “Tax Matters” for an additional discussion concerning such investments.

In addition to the foregoing investment restrictions, prior governmental approval for foreign investments may be required under certain circumstances in some foreign countries, and the extent of foreign investment in foreign companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some foreign countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

Investment Restrictions and Policies

Fundamental Investment Restrictions are fundamental policies and cannot be changed without approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. As used in the Prospectus and SAI, the term “majority of the outstanding shares” of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund is present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The following are the Fund’s fundamental investment restrictions set forth in their entirety. In contrast to the investment restrictions described below, investment policies that are not fundamental may be changed by the Board without shareholder approval.

Unless otherwise noted, whenever a fundamental investment restriction states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, except with respect to the limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s fundamental investment restrictions. With respect to limitations on borrowings, if the Fund’s asset coverage falls below 300% at any time (not including Sundays and holidays), the Fund shall, within three days thereafter, reduce the amount of its borrowings so that asset coverage of its total borrowing shall be at least 300%.

For purposes of the Fund’s investment policy on concentration, “to concentrate” generally means to invest more than 25% of the Fund’s total assets, measured at market value at the time of investment, and “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources. For purposes of applying this 25% limitation, the Adviser relies upon its own evaluation of whether companies fit within the scope of companies described in the Fund’s prospectus. The Adviser relies upon its own proprietary research and reference industry classifications published by a variety of sources and generally considers industry classifications assigned in global industry classification standards or, for focused funds, at the sub-group level as provided by Bloomberg, L.P., but conducts its own analysis based on a company’s engagement in business activities. The Adviser may also determine, acting in good faith based on its own analysis, that an industry group or sub-group may be so broad that the economic characteristics of issuers within a group differ materially, or that the classification of a particular issuer within a group is unreliable. In that case, the Adviser may reclassify the issuer into a different group for purposes of this policy.

Fundamental Investment Restrictions

A Fund may not:

1. Issue senior securities, except that the Fund may borrow up to 33-1/3% of the value of its total assets from a bank (i) to increase its holdings of portfolio securities, (ii) to meet redemption requests, or (iii) for such short-term credits as may be necessary for the clearance or settlement of the transactions. The Fund may pledge up to 33 1/3% of its assets to secure such borrowings.

2. Buy or sell commodities or commodity contracts or real estate or interests in real estate (including real estate limited partnerships), except that it may purchase and sell futures contracts on stock indices, interest rate instruments and foreign currencies, securities that are secured by real estate or commodities, and securities of companies that invest or deal in real estate or commodities.

3. Make loans, except through repurchase agreements to the extent permitted under applicable law.

4. Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

5. Purchase securities on margin, except such short-term credits as may be necessary for clearance of transactions and the maintenance of margin with respect to futures contracts.

6. Make short sales of securities or maintain a short position (except that the Fund may maintain short positions in foreign currency contracts, options and futures contracts).

7. Purchase or otherwise acquire the securities of any open-end investment company (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company.

8. With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Non-Fundamental Investment Policies

None of the Fund may:

1. Invest 25% or more of the total value of its assets in a particular industry; except that the Fund will concentrate its investments in the cosmetics, beauty, personal-care and related aesthetic and dermatological industries comprising the Korean beauty value chain, and except that the Fund may invest 25% or more of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This concentration policy is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ prior written notice to shareholders.

The Fund’s investment objective is non-fundamental and may be changed upon 60 days’ notice to shareholder.

Percentage restrictions apply at the time of acquisition, and, except with respect to borrowings, any subsequent change in percentages due to changes in market value of portfolio securities or other changes in total assets will not be considered a violation of such restrictions.

Code of Ethics

Each of the Trust, Guinness Atkinson™, and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor), have adopted a code of ethics, as required by applicable law, that is designed to prevent affiliated persons of the Trust, Guinness Atkinson™ and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). Under applicable Codes of Ethics, personnel subject to that Code of Ethics may invest in securities for their own personal investment accounts, subject to limitations imposed by the Code which may include pre-clearance, and these limitations are applicable to securities held or to be acquired by the Fund. There can be no assurance that the Codes of Ethics will be effective in preventing such activities.

Portfolio Transactions

The Fund is passively managed and seeks to track the performance of the Index. The Adviser oversees the Fund's investment program, and the Sub-Adviser is responsible for the day-to-day implementation of the Fund's indexing strategy, including selecting and placing orders for the purchase and sale of the Fund's portfolio securities, subject to the oversight of the Adviser and the Board. Because the Fund seeks to track the Index, portfolio securities generally are purchased and sold to conform the Fund's holdings to the composition of the Index rather than on the basis of active security selection.

Brokers or dealers selected by the Sub-Adviser to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants and their affiliates, the Fund’s Lead Market Maker, and other registered market makers, subject in all cases to the Sub-Adviser’s obligation to seek best execution.

In addition to meeting the primary requirements of execution and price, it is possible that brokers or dealers selected to execute Fund portfolio transactions may provide research services, or statistical material or other services to the Fund or to the Adviser or Sub-adviser for the Fund’s use that, in the opinion of the Board, are reasonable and necessary to the Fund’s normal operations. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer that provides brokerage and research services to the Adviser (for the Fund and/or other accounts for which the Adviser exercises investment discretion) an amount of commission for effecting a securities transaction for the Fund greater than the amount other broker-dealers would have charged for effecting the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all such brokerage and research services may be useful or of value in advising the Fund.

For this purpose, pursuant to Section 28(e) and applicable SEC guidance and interpretations, “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions. Historically, the Adviser and/or other funds it manages have received the following types of services: economic studies, industry studies, security analysis or reports, sales literature and statistical services. If the Adviser were to receive these types of services, it would determine the amount of allocations to brokers who provide brokerage and research services and report brokerage allocations, on an overall basis and involving brokerage and research services, regularly to the Board.

The receipt of research from brokers or dealers may be useful to the Adviser and the Sub-Adviser in rendering investment management services to its other clients, and conversely, such information provided by brokers or dealers who have executed orders on behalf of the Adviser’s other clients may be useful to the Adviser in carrying out its obligations to the Fund. To the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund may exceed those that might otherwise be paid by an amount that cannot be presently determined. The fees paid by the Fund to the Adviser are not reduced because the Adviser receives brokerage and research services. While such services are not expected to reduce the Adviser’s expenses, the Adviser might, through use of the services, avoid the additional expenses that would be incurred if it attempted to develop comparable information on its own.

The Adviser may receive research services, or statistical material or other services to the Fund from research providers that are not affiliated with an executing broker or dealer, but which have entered into payment arrangements involving an executing broker or dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker or dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker or dealer enter into a related agreement specifying the amount or the ratio of commissions on portfolio transactions as consideration for the executing broker or dealer making payments for Third Party Research Services received by the investment adviser. Essentially, the investment adviser and the broker-dealer establish a pool of commission credits and the broker-dealer pays research providers directly from this pool, and the broker-dealer agrees that it will use credits only to pay for research services that are permissible under Section 28(e). Currently, the Adviser does not receive research through Third Party Research Service arrangements.

The Adviser is authorized to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund or other funds to which the Adviser or its affiliates render investment advisory services, and is authorized to use the Distributor on an agency basis, to effect a substantial amount of the portfolio transactions that are executed on the New York or American Stock Exchanges, regional exchanges and foreign exchanges where relevant, or that are traded in the over-the-counter market.

Brokers or dealers who execute portfolio transactions on behalf of the Fund may receive commissions that are in excess of the amount of commissions that other brokers or dealers would have charged for effecting such transactions provided the Adviser determines in good faith that such commissions are reasonable in relation to the value of the brokerage and/or research services provided by such executing brokers or dealers viewed in terms of a particular transaction or the Adviser’s overall responsibilities to the Fund.

It may happen that the same security held by one Fund will also be held by other clients of the Adviser. When the other clients are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by the Adviser to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period, lot size and other pertinent factors relative to each account. In some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

Brokerage with Fund Affiliates. Subject to the supervision of Guinness Atkinson™ and the Board, brokerage or other agency transactions for the Fund may be executed through brokers who are Authorized Participants of exchange traded funds to which the Adviser serves as investment adviser, or through registered broker-dealer affiliates of the Fund’s Sub-Adviser or the Fund’s Authorized Participants for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund cannot exceed “usual and customary” brokerage commissions, which means amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including the Trustees who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. Brokerage transactions effected through affiliates of Authorized Participants of an exchange traded fund advised by the Adviser, or through affiliates of the Sub- Adviser, will be reviewed regularly.

Purchase and Redemption of Shares in Creation Units

Purchase and Issuance of Creation Units

The Trust issues and redeems Shares (1) only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per Share next determined after receipt of an order, on any Business Day (as defined herein), in proper form pursuant to the terms of the Authorized Participant Agreement (“Authorized Participant Agreement”); or (2) through a dividend reinvestment program offered by a broker. A “Business Day” is any day on which the NYSE is open. Purchases and redemptions of Creation Units are subject to a Transaction Fee, as defined below. A Creation Unit of the Fund consists of ________ Shares.

Authorized Participants

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). The Authorized Participant must agree pursuant to the terms of the Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that the Authorized Participants will make available an amount of cash sufficient to pay the Balancing Amount (as defined below) and the transaction fee described in “Transaction Fees.” The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount, which is an amount equal to the difference between the aggregate NAV of a Creation Unit and the Deposit Instruments (as defined below). Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant to purchase or redeem Creation Units. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

Each Business Day, prior to the opening of trading on the Fund’s Primary Listing Exchange, the NYSE Arca normally at 9:30 a.m., the Adviser will cause to be published through the National Securities Clearing Corporation (NSCC) and disclose on its Website the names and quantities of an in- kind deposit of specific instruments (the “Deposit Instruments”) comprising the Creation Basket, as well as the estimated Balancing Amount (if any) for that day, for the Fund. The Creation Basket and the Balancing Amount, taken together, are referred to as the Portfolio Deposit. The published Creation Basket will apply until a new Creation Basket is announced on the following business day, and there will be no intra-day changes to the creation Basket except to correct errors in the Creation Basket. The Adviser will also publish on its website the Fund’s NAV and the closing price or Bid/Ask Price as of the NAV calculation time, all as of the prior business day. The identities and quantities of the Deposit Instruments for the Fund may also be fully available through unaffiliated third-party vendors.

Under some circumstances, a Creation Basket may be a “Custom Basket”, which is a Creation Basket that differs from a pro rata representation of the Fund’s portfolio. Pursuant to Rule 6c-11 under the 1940 Act, the Fund may use a Custom Basket that is a non-representative selection of the Fund’s portfolio under certain circumstances. The Fund has adopted a Basket Construction Policy that governs the construction of Creation Baskets and permits the use of a Custom Basket when it is in the Fund’s best interests to do so, which may include implementing changes in the Fund’s portfolio, increasing the Fund’s tax efficiency, and for other reasons.

Authorized Participants that wish to purchase Fund shares from the Transfer Agent through the Distributor will do so by delivering an in-kind deposit of specific instruments (“Deposit Instruments”) constituting the Creation Basket a sum of cash constituting the Balancing Amount, if required (collectively, the “Portfolio Deposit”), and the appropriate transaction fee. Creation Units are sold at their NAV plus a transaction fee, as described below. The Adviser may also restrict purchases of Creation Units to be on a cash-only basis at any time and without prior notice, in all cases at the Adviser’s discretion.

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Transfer Agent if (a) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (b) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (c) the acceptance of the purchase order transaction would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (d) the value of the Balancing Amount to accompany an in-kind deposit exceeds purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian prior to the relevant Cut-Off Time for the Fund on the Transmittal Date; (e) the purchase order is not in proper form; or (f) in the event that circumstances outside the control of the Trust, the Transfer Agent and the Adviser make it impractical to process purchase orders, which could include acts of God; public service or utility problems resulting in telephony or data transmission failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other data systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; or similar extraordinary events. The Trust shall notify an Authorized Participant if an order has been rejected. The Trust and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Cut Off Time for Purchase Orders

The Fund’s order window for the receipt of purchase orders is the one-hour period following the close of regular trading on the NYSE (the “Cut-Off Time”), which normally runs from 4:00 p.m. to 5:00 p.m. Eastern time on each Business Day. On any day that the NYSE closes early, the close of regular trading—and therefore the order window and the Cut-Off Time—will be correspondingly earlier. Purchase orders in proper form received by the Transfer Agent during this window will be assigned a trade date of the following Business Day and will be processed based on the net asset value next determined after the order is received.

Purchases through the Clearing Process

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such process being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Transfer Agent to transmit to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Instruments and the Balancing Amount to the Trust, together with the transaction fee and such additional information as may be required by the Transfer Agent.

Purchases Outside the Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. Purchases (and redemptions) of Creation Units settled outside the Clearing Process are likely to require transmittal by DTC participants earlier than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Instruments and Balancing Amount, each as applicable and at the discretion of the Adviser, or of the Cash Purchase Amount together with the applicable transaction fee.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for purposes of the 1933 Act depends on all of the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could cause a person to be deemed an underwriter. Broker-dealers and other persons effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.

The Fund operates in reliance on Rule 6c-11 under the 1940 Act. The Trust relies on the exemption from the prospectus delivery obligation for ordinary secondary market transactions in Shares afforded by Section 4(a)(3) of the 1933 Act and Rule 174 thereunder. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to an ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that, under Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange on which the Shares trade is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to other transactions.

Redemptions of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent by the Cut-Off Time on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Cut Off Time for Redemption Orders

Redemption orders must be received by the Transfer Agent during the Fund’s order window—the one-hour period following the close of regular trading on the NYSE (normally 4:00 p.m. to 5:00 p.m. Eastern time, and correspondingly earlier on any day the NYSE closes early). Redemption orders in proper form received during this window will be assigned a trade date of the following Business Day and processed at the net asset value next determined after the order is received.

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent by the Cut-Off Time on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Redemptions may be affected by closures on foreign exchanges, which may close for holidays or other reasons that prevent the transfer of a security. If a Creation Unit is redeemed that contains foreign investments, there may be a delay in settlement to the extent necessary when additional time for settlement is actually required due to a local market holiday or extended delivery cycles in a foreign market.

The redemption proceeds for a Creation Unit generally consist of “Redemption Instruments”, which are portfolio securities, as announced by the Adviser through the NSCC on any Business Day, plus the Balancing Amount. Redemption Instruments are generally the same as the Creation Basket, but in some circumstances, Redemption Instruments may also be a Custom Basket. The redemption Transaction Fee is deducted from such redemption proceeds. A Fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. The right of redemption may be suspended or the date of payment postponed for any period in which the NYSE is closed (other than customary weekend and holiday closings); for any period during which trading on the NYSE is suspended or restricted; for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or in such other circumstances as permitted by the SEC. If the Fund holds foreign securities that are traded on an exchange that is closed for a holiday or scheduled closing during the time that a redemption order for a Creation Unit is pending, the Fund may in its discretion exercise its option to redeem that portion of the Creation Unit in cash. If the Fund holds foreign securities that are not permitted to be delivered in-kind by the Fund, the Fund will sell the portion of such foreign securities and deliver that portion of the redemption proceeds in cash.

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units of the Fund through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received by the Transfer Agent in proper form by the Cut Off Time (4:00 PM Eastern Time or earlier in the event that the NYSE closes early), in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The requisite Redemption Instruments and the Balancing Amount or the Cash Redemption Amount will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placements of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a “participating party” under the Authorized Participant Agreement, but such orders must state that the DTC Participant is not using the Clearing Process and that the redemption of Creation Units will instead be effected through the transfer of Shares directly DTC. A redemption order must be received by the Transfer Agent in proper form by the Cut Off Time (by 4:00 PM Eastern Time or earlier in the event that the NYSE closes early) in order to receive that day’s closing NAV per Share. All procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of the Fund specified in such order, which delivery must be made through DTC to the custodian by the Business Day following such transmittal date (T+1). All other procedures set forth in the Authorized Participant Agreement must be properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received by the Transfer Agent by the Cut-Off Time, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities and the Balancing Amount, which are expected to be delivered within one Business Day and the Cash Redemption Amount (by the Business Day following the transmittal date (T+1) on which such redemption order is deemed received by the Transfer Agent).

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

If an order is cancelled, the Participant will be responsible for reimbursing the Fund for all costs associated with cancelling the order, including costs for repositioning the portfolio, provided the AP shall not be responsible for such costs if the order was cancelled for reasons outside the AP’s control or the AP was not otherwise responsible or at fault for such cancellation. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day, with a newly constituted Fund Deposit to reflect the next calculated NAV.

Transaction Fees

Both purchases and redemptions of Creation Units are subject to a Transaction Fee. The Transaction Fee is payable to the Trust and is imposed to compensate the Trust for the transfer and other transaction costs of the Fund associated with the issuance and redemption of Creation Units of Shares. The Fund’s Transaction Fee is a fixed amount, established in advance, based on the Fund’s portfolio holdings. The Amount of the Transaction Fee may change from time to time, as the Fund’s portfolio holdings change. Authorized Participants are notified of the change in the amount of the Transaction Fee before the change is implemented.

The Transaction Fee applies to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. The Transaction Fee on redemption of Creation Units will not exceed 2% of the value of the Shares redeemed.

The current Transaction Fees for the Fund is set forth below:

Fund Transaction Fee

K-Beauty (________) $________

Purchasers of shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The Transaction Fee may, in certain circumstances, be paid in whole or in part by the Adviser or otherwise waived. The Adviser may consider whether to pay a Transaction Fee, in whole or in part, on a case by case basis after reviewing the facts and circumstances at the time a Creation Unit is created or redeemed.

MARKET PRICE; NAV COMPUTATION; SECURITIES VALUATION

Market Price of Shares

Transactions in Shares will be priced at NAV only if Shares are purchased directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price of the Shares in the secondary market may be more or less than the NAV of such shares.

NAV Calculation

The Fund’s NAV per share is determined at the close of business on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business and the Federal Reserve Bank’s Fedline System is open and on such other days as there is sufficient trading in the Fund’s securities to affect materially the Fund’s NAV. The NYSE has posted the following list holiday closures: New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV is calculated by adding the value of all portfolio securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares of the Fund. Assets belonging to the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund. The liabilities that are charged to the Fund is borne proportionately by each share of the Fund. Subject to the provisions of the Trust Instrument, determinations by the Board as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund is conclusive.

Securities Valuation

The Fund invests in foreign securities and, as a result, the calculation of the Fund’s NAVs may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. Occasionally, events that affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by, and under the supervision of, the Board. A Fund may rely on prices provided by independent pricing services. Prices used by independent pricing services may be based on proprietary methodologies. If an independent pricing service makes an error in applying its proprietary pricing methodologies, this could result in an incorrect valuation for a security held in the Fund’s portfolio. Portfolio securities of the Fund that are traded both on an exchange and in the over the counter market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price before the valuation point. (For securities traded on the NYSE, the valuation will be the last reported sales price as of the close of the NYSE’s regular trading session, currently 4:00 p.m. New York time.) If there is no such reported sale or the valuation is based on the over the counter market, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Board. As of the date of this SAI, such securities will be valued by the latter method. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the NASD Automated Quotation (“Nasdaq”) National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over the counter securities that are not traded in the Nasdaq National Market System shall be valued at the most recent trade price.

Money market instruments with less than 60 days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a money market instrument with more than 60 days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board determines during such 60 day period that this amortized cost value does not represent fair market value. The Fund will value portfolio securities for which no readily available market quotation in accordance with last trade price or fair valuation as necessary. When portfolio securities are traded in the over the counter market in Hong Kong, the valuation will be the last reported sale price before the valuation point. If there is no such reported sale, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Board.

Pursuant to Rule 2a-5 under the 1940 Act, the Fund has adopted procedures concerning fair valuation of securities and the Fund’s Board has designated the Adviser as the valuation designee with responsibility for performing all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Adviser has established a valuation committee of senior employees to fulfill the Adviser’s responsibilities as the Fund’s valuation designee, which operates under policies and procedures approved by the Fund’s Board, to value the Fund’s assets. Under the procedures, a committee composed of adviser personnel, administrative personnel and the Fund’s Chief Compliance Officer meet to review and approve fair valuations. Fair valuations are reported to the Board.

Because the Fund’s portfolio securities trade principally on a securities exchange in South Korea that is closed at the time the Fund calculates its NAV, the Fund expects to fair value its portfolio securities on each Business Day. If an event likely to materially affect the value of a portfolio security occurs after the close of the Korean market but before the Fund’s NAV is calculated, or if a market quotation is not readily available or is not, in the Adviser’s judgment, reliable, the security will be valued at its fair value as determined in good faith under procedures adopted by the Board and administered by the Adviser as valuation designee. Fair valuation involves judgment, and the fair value assigned to a security may differ from the value that would have been used had a quoted price been available and from the price the Fund could obtain on a sale.

Performance Information

For purposes of quoting and comparing the performance of the Fund to the performance of other ETFs, of mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return. The total return basis combines principal and dividend income changes for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period and assume reinvestment of dividends and distributions paid by the Fund. Dividends and distributions are comprised of net investment income and net realized capital gains. Under SEC rules, funds advertising performance must include total return quotes calculated according to one or more of the following formulas:

Return Before Taxes

P(1 + T)n = ERV

P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years (1, 5 or 10) ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

Return After Taxes on Distributions

P(1 + T)n = ATVd

P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years (1, 5 or 10) ATVd = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods, after taxes on distributions but not after taxes on redemption

Return After Taxes on Distributions and Sale of Fund Shares

P(1 + T)n = ATVdr

P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years (1, 5 or 10) ATVdr = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods, after taxes on distributions and redemption In calculating the ending redeemable value, all dividends and distributions by the Fund is assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or “T” in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund’s performance with other measures of investment return. For example, in comparing the Fund’s total return with data published by Lipper, Inc. or similar independent services or financial publications, the Fund calculates its aggregate total return for the specified periods of time by assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial net asset value of the investment from the ending net asset value and by dividing the remainder by the beginning net asset value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the SEC’s rules.

All advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Holdings Information

The Fund is a transparent, fully-disclosed exchange-traded fund. The Fund discloses its complete portfolio holdings as of the close of each business day on its website at www.gafunds.com prior to the opening of trading on the Listing Exchange on the following business day. Because the Fund's portfolio holdings are publicly disclosed each business day, the Board has determined that the Fund is not subject to the same risks of selective disclosure of non-public portfolio holdings as a fund that does not disclose its holdings daily. The Adviser, the Sub-Adviser, and the Fund's other service providers may receive portfolio holdings information in connection with their services to the Fund, subject to duties of confidentiality.

Tax Matters

The following is only a summary of certain additional federal income and excise tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of Fund shares are urged to consult their tax advisors with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment (including, for example, insurance companies, banks and tax-exempt organizations) under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, the tax discussions in the prospectus and this SAI are based on tax law in effect on the date of the prospectus and this SAI; such laws may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non- U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes Fund shares are held by U.S. shareholders and that such shares are held as capital assets.

Qualification as a Regulated Investment Company

The Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below. Distributions made by the Fund during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If the Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, that amount may be carried forward and treated as a capital loss that can be used to offset capital gains in future years. There is no limitation on the number of years to which net capital losses may be carried. Any such net capital losses retain their character as either long-term or short-term losses. As explained below, however, carryforwards may be subject to limitations on availability. Under Code Sections 382 and 383, if the Fund has an “ownership change,” then the Fund’s use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the “IRS”)) in effect for the month in which the ownership change occurs (the rate for October 2025 is 3.65%). The Fund will use their best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the Fund’s control or knowledge, there can be no assurance that the Fund will not have an ownership change. If the Fund has an ownership change, then the Fund will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under “Fund Distributions” below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in qualified publicly traded partnerships (the “Income Requirement”). In addition to satisfying the Distribution and Income requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in the securities of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies), or in the securities of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

If, for any taxable year, the Fund does not qualify as a regulated investment company after taking into account cure provisions available for certain failures to so qualify (certain of which would result in the imposition of a tax on the Fund), all of the Fund’s taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions generally may be eligible for the dividends-received deduction (“DRD”) in the case of corporate shareholders or may be eligible for treatment as “qualified dividend income” in the case of noncorporate shareholders.

In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales “against the box.” However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of the Fund’s net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain that is recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction and (2) under Treasury Regulations that have not yet been promulgated, the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed through to the Fund’s shareholders.

In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a “short sale” (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a “straddle” (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the- money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as “Section 1256 contracts.” Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for that taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a “mixed straddle” with other investments of the Fund that are not Section 1256 contracts.

The Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies (“PFICs”) for federal income tax purposes. If the Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a “QEF”), in which case it will each year have ordinary income equal to its pro rata share of the PFIC’s ordinary earnings for the year and long- term capital gain equal to its pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, the Fund may make a mark-to-market election with respect to such stock. Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Solely for purposes of Code Sections 1291-1298, the Fund’s holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any “excess distribution” (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund’s holding period in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund’s gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as a dividend.

A regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, may elect to treat all or any part of certain net capital losses incurred after October 31 of a taxable year, and certain net ordinary losses incurred after October 31 (November 30, if the regulated investment company elected to determine its required excise tax distributions based on its November 30 taxable year, as discussed below) or December 31 of a taxable year, as if they had been incurred in the succeeding taxable year.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98.2% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and, if it so elects, the amount on which qualified estimated tax payments are made by it during such calendar year (in which case the amount it is treated as having distributed in the following calendar year will be reduced). There can be no assurance that the Fund’s distributions will be sufficient to avoid this excise tax.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; (2) exclude specified gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year); and (3) apply mark-to-market provisions which treat property as disposed of on the last day of a taxable year as if the taxable year ended on October 31. In addition, a regulated investment company may elect to determine its ordinary income for the calendar year without regard to any net ordinary loss (determined without respect to specified gains and losses taken into account in clause (2) of the preceding sentence) attributable to the portion of such calendar year which is after the beginning of the taxable year which begins in such calendar year. Any amount of net ordinary loss not taken into account for a calendar year by reason of the preceding sentence will be treated as arising on the first day of the following calendar year.

The Fund intend to make sufficient distributions or deemed distributions of ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a “qualified dividend”), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from the Fund that may be taxable as qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund is less than 95% of the Fund’s gross income (as specially computed), the portion of dividends received from the Fund that may be taxable as qualified dividends will be designated by the Fund and generally cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund may be taxable as qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (91 days in the case of certain preferred stock) during the 121-day period (181-day period in the case of certain preferred stock) beginning on the date that is 60 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of section 246(c) of the Code, any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option, or an in- the-money qualified call option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the noncorporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund (or shareholder, as applicable) is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Dividends received by the Fund from a foreign corporation will be qualified dividends only if (1) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S., (2) the foreign corporation is incorporated in a possession of the U.S., or (3) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the U.S. that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not constitute qualified dividends.

Distributions attributable to dividends received by the Fund from domestic corporations will qualify for the 70% DRD for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by the Fund will not, and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD.

Ordinary income dividends paid by the Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (i) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days, in the case of certain preferred stock) during the 91-day period (181-day period, in the case of certain preferred stock) beginning on the date that is 45 days (90 days, in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Section 246(c) of the Code any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option or of an in-the-money qualified call option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund; or (ii) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder’s taxable income (determined without regard to the DRD and certain other items).

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and reported as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Fund has instructed the Adviser to minimize taxable distributions on behalf of the Fund when deemed in the best interest of shareholders. As a result, the Adviser may sell portfolio holdings that are currently in a loss position in order to offset realized taxable gains. Using this technique, the Fund’s portfolio turnover rate may see an increase which could result in additional transactional costs. The Adviser does not anticipate this to become a principal component of the Fund’s investment strategy.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 21% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each such shareholder received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax advisor regarding the potential application of the foreign tax credit rules.

Distributions by the Fund that do not constitute ordinary income dividends, qualified dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether they are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution from the Fund in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts to the shareholder will be taxable in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. Each U.S.

shareholder should consult his own tax advisor regarding the implications of the additional Medicare tax resulting from an investment in the Fund. The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on distributions, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an “exempt recipient” (such as a corporation).

Sale or Redemption of Shares

A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund (including an exchange of shares of another Fund for shares of the Fund, when applicable, or pursuant to a dividend reinvestment in the Fund) within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Sections 246(c)(3) and (4) of the Code generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income. When a shareholder redeems shares of the Fund, the Fund is generally required to report to the Internal Revenue Service and provide the shareholder with information about the gross proceeds of such redemption, the shareholder’s adjusted basis in the shares redeemed, and whether any gain or loss on the redemption is long-term or short-term. Unless a shareholder timely elects another acceptable method, the Fund will use the average basis method to calculate the basis of shares redeemed.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from the Fund’s election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder’s pro rata share of such foreign taxes that it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

This withholding generally would not apply to amounts properly reported by the Fund as an “interest-related dividend” or a “short-term capital gain dividend paid”. The aggregate amount treated as an interest-related dividend for a year is limited to the Fund’s qualified net interest income for the year, which is the excess of the Fund’s qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a short-term capital gain dividend is generally limited to the excess of the Fund’s net short-term capital gain over its net long-term capital loss.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers. In the case of foreign noncorporate shareholders, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or subject to withholding tax at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Payments of dividends on shares of the Fund made to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements are satisfied. Payments to a foreign financial institution generally will be subject to withholding unless, among other things, it enters into an agreement with the U.S. Treasury to obtain information with respect to and report on accounts held by certain U.S. persons or U.S. owned foreign entities, and to withhold on payments made to certain account holders. Payments to a foreign entity that is not a foreign financial institution generally will be subject to withholding if such entity or another non-financial foreign entity is the beneficial owner of the payment unless, among things, the beneficial owner or payee either certifies that the beneficial owner of the payment does not have any “substantial United States owners” or provides certain identifying information with respect to each of its substantial United States owners. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on the disposition of the Fund’s shares of at least $2 million in any single taxable year, or at least $4 million in any combination of taxable years (for an individual shareholder) or at least $10 million in any single taxable year, or at least $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.

Effect of Future Legislation; Foreign, State and Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

The impact of the coronavirus/COVID-19 on the United States and the global economy has not been finalized. In addition to government stimulus programs and vaccine development and deployments domestically and globally, various administrative and legislative proposals to stimulate economic development are under consideration, including changes to the federal tax laws that would impact individual and corporate tax rates applicable to income and to capital gains. It is not possible at this time to determine whether any of these changes will take place, what the changes might entail and whether the changes would be permanent or temporary.

Rules of foreign, state and local taxation of ordinary income dividends, qualified dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other foreign, state and local tax rules affecting an investment in the Fund.

Creation and Redemption of Creation Units

An authorized participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The Fund must report to the IRS and furnish to holders of Creation Units certain information with respect to the redemption of Creation Units. In addition to reporting the gross proceeds from the redemption of Creation Units, the Fund will also be required to report basis information for such Creation Units and indicate whether they had a short-term or long-term holding period. The Fund will permit holders of Creation Units to elect from among several acceptable basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default basis method. Holders of Creation Units should consult with their tax advisers to determine the best basis method for their tax situation and to obtain more information about how the basis reporting requirements apply to them.

Management of the Trust

The Board manages the business and affairs of the Trust and the Fund. The Board approves all significant agreements between the Fund and companies and individuals that provide services to the Fund. The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The officers of the Fund manage the day-to-day operations of the Fund. The day- to-day operations of the Fund is always subject to the Fund’s investment objective. Unless otherwise noted, each Trustee and officer’s address is 251 South Lake Avenue, Suite 800, Pasadena, California 91101. Trustees and officers of the Trust serve until their resignation, removal or retirement. Unless otherwise noted, each Trustee has served in the indicated occupations or directorships for at least the past five years.

Name and Age	Position(s) Held with the Trust	Term of Office; Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
James I. Fordwood (79)	Trustee; Audit Committee Chairman	Indefinite; Since April 1994	CFO and Managing Member, Prima Marketing LLC (network of convenience stores) since 1998; President, Balmacara Production Inc. (holding company) since 1986; Treasurer, Inverness21 LLC since 2007; Treasurer, JL Energy Inc. since 1985; Treasurer, Thistle, Inc. (seismic data management) since 1984.	12	None

Name and Age	Position(s) Held with the Trust	Term of Office; Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Dr. Bret A. Herscher (68)	Trustee; Vice Chairman	Indefinite; Since April 1994	Self-employed Consultant to companies in the medical device sector since 2018. Previously, Chief Technology Officer, EARGO, Inc. (hearing aids), 2012–2018.	12	None
Jeffrey Long (70)	Trustee	Indefinite; Since January 2025	Retired; formerly Chief Financial Officer and Head of Finance for US and Europe, John Hancock Investment Management (1993–2024).	12	None
J. Brooks Reece, Jr. (79)	Trustee and Chairman	Indefinite; Since April 1994	Retired; Chief Financial Officer, Adcole Corp., 1989–2017.	12	None

Interested Trustee

Name and Age	Position(s) Held with the Trust	Term of Office; Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Timothy W.N. Guinness* (79) 18 Smith Square, Westminster, London SW1P 3HZ, United Kingdom	Trustee	Indefinite; Since August 1998	Chairman and Chief Investment Officer, Guinness Atkinson™ Asset Management since November 2002; Chairman, Guinness Asset Management Ltd. (investment adviser, London) since 2003; Director, Guinness Capital Management Ltd. since 2010; Partner, Ekins Guinness LLP (investment research) since 2017; Non-Executive Director, Brompton Bicycle Ltd. since 2000.	12	None

*“Interested person” (as defined in the 1940 Act) of the Fund because of his affiliation with Guinness Atkinson™.

Officers

Name and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past 5 Years
James J. Atkinson (69)	President	Since April 2003	Chief Executive Officer and Director of Guinness Atkinson™ Asset Management since 2002; Director of Guinness Asset Management Ltd. since 2003; Principal of Orbis Marketing (mutual fund marketing and advertising) since 2001.
Patrick Keniston (61)	Chief Compliance Officer	Since May 2013	Managing Director, Foreside Fund Officer Services, LLC, since 2008.
Rita Dam (59)	Treasurer	Since September 2013	Co-Chief Executive Officer (2016–present) and Vice President (2006–2015), Mutual Fund Administration, LLC; Co-President (2018–present), Foothill Capital Management, LLC.
Joy Ausili (59)	Secretary & Assistant Treasurer	Since September 2013	Co-Chief Executive Officer (2016–present) and Vice President (2006–2015), Mutual Fund Administration, LLC.
Evan Robledo (37)	Assistant Treasurer	Since October 2012	Vice President (2022–present) and Assistant Vice President (2020–2021), Mutual Fund Administration, LLC.
Lyna Phan (51)	Assistant Treasurer	Since September 2011	Managing Director (2018–present) and Vice President (2010–2017), Mutual Fund Administration, LLC.

Leadership Structure and the Board of Directors

The Board is responsible for overseeing the business affairs of the Fund. The Board is composed of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). In connection with four regularly scheduled meetings per year, the Independent Trustees meet regularly in executive sessions among themselves and with Fund counsel and Independent Legal Counsel to consider a variety of matters affecting the Fund. These meetings generally occur prior to or following scheduled Board meetings and at such other times as the Independent Trustees may deem necessary. The Board held, and each Trustee attended, four board meetings during the fiscal year ended December 31, 2025. As discussed in further detail below, the Board has established the Audit Committee, composed solely of Independent Trustees, to assist the Board in performing its oversight responsibilities.

The Chairman of the Board is an Independent Trustee. The Fund does not have a lead Independent Trustee. The Chairman’s role is to approve the agenda for each Board meeting, preside at all meetings of the Board and to act, as necessary, as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform other such functions as may be determined by the Board.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the other Trustees, Guinness Atkinson™, other service providers, counsel and the independent registered public accounting firm; and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Fund, public and private companies or other organizations. Each Trustee’s ability to perform his duties effectively also has been enhanced by his educational background, professional training, and/or other life experiences. The following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

James I. Fordwood has served as a Trustee of the Trust since its inception in 1994 and is the CFO and Managing Member of Prima Marketing LLC, which operates a network of convenience stores. Mr. Fordwood also serves as director and treasurer of several private companies (identified in the table above), including companies in the alternative energy sector. Mr. Fordwood holds a Bachelor of Arts in Engineering (with honors) from Cambridge University and holds the designation of Chartered Accountant awarded by the Institute of Chartered Accountants of Scotland. The Board has designated Mr. Fordwood as the Fund’s Audit Committee Financial Expert. Mr. Fordwood is the Chairman of the Audit Committee.

Timothy W.N. Guinness has served as a Trustee of the Trust since its inception in 1994 and is the Chairman and Chief Investment Officer of Guinness Atkinson™ Asset Management since November 2002; Chairman of Guinness Asset Management Ltd., an investment adviser in London, United Kingdom, since 2003; and Director of Guinness Capital Management Ltd. since 2010. Previously, Mr. Guinness served as Joint Chairman of Investec Asset Management Ltd. from September 1998 to March 2003. Mr. Guinness serves on the board of directors of several public and private companies operating and organized outside the United States, including companies focused on discretionary investment management services. Mr. Guinness also serves as a trustee of two non-U.S. investment companies, SR Europe Investment Trust Plc and Atlantis Japan Growth Fund Ltd. Mr. Guinness has more than 36 years of experience in investing and holds a Masters of Engineering from Cambridge University and a Masters of the Science of Management from Massachusetts Institute of Technology.

Dr. Bret A. Herscher has served as a Trustee of the Trust since its inception in 1994 and is self-employed consultant in the medical device sector. From 2012 through 2018, he served as Chief Technology Officer at EARGO, Inc., a hearing aid company. From 2009 through 2012, he served as Vice President of Minnow Medical, a company that develops medical devices for the treatment of peripheral artery disease. Dr. Herscher holds PhD. M.A. and B.A. degrees from Cambridge University. Dr. Herscher serves as Vice Chairman of the Trust.

Jeffrey Long has served as a Trustee of the Trust since January 1, 2025. Mr. Long is retired. Previously, he was the Chief Financial Officer and Head of Finance for US and Europe for John Hancock Investment Management, and served in various roles at that company since 1993. Previously, Mr. Long served in strategic and consulting roles at Bank of Boston and Deloitte and Touche, LLP. Mr. Long holds a B.S. in economics from Queen’s University, Canada and an MBA from Babson College. The Board has designated Mr. Long as an Audit Committee Financial Expert.

J. Brooks Reece, Jr., has served as a Trustee of the Trust and the Fund’s Independent Chairman since the Trust’s inception in 1994. From 1984 through 2017, he served in various senior executive positions at Adcole Corporation, a manufacturer of precision measuring machines and sun angle sensors for space satellites, and its affiliates. Mr. Reece served as a trustee of the Dessauer Global Equity Fund, a registered investment company, from 1997 to 2000. Mr. Reece holds a Bachelor of Science degree from the Wharton School at the University of Pennsylvania.

The Board’s leadership structure is appropriate for the characteristics and circumstances of the Trust and the Fund, including the Fund’s various investment strategies and themes, the size of the Fund, the Board’s committee structure and the Fund’s management, distribution and other service arrangements. The current leadership structure permits the Board to exercise informed and independent judgment over matters under its purview. The Board’s leadership structure may be changed at any time and in the Board’s discretion, including in response to changes in circumstances or the characteristics of the Fund.

Risk Oversight

The Fund is subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Guinness Atkinson™ and the Fund’s other service providers are responsible for day-to-day risk management functions (depending on the nature of the risk). As part of the general oversight of the Fund, the Board oversees the management of these risks.

The Board periodically reviews the Fund’s policies and procedures designed to address the Fund's risks. Oversight of investment, compliance and operational risk is performed primarily at the Board level in conjunction with Guinness Atkinson™ and the Fund's Chief Compliance Officer (“CCO”). Oversight of other risks also occurs at the Committee level. Guinness Atkinson™ reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board reviews reports on the Fund's and the service providers’ compliance policies and procedures and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers' compliance program. The Audit Committee reviews with the Fund’s independent public accountants and Guinness Atkinson™ the Fund's major financial risk exposures and the steps Guinness Atkinson™ has put in place to monitor and control these exposures, including risk assessments and risk management policies and guidelines. The Board oversees valuation risk and compliance with the Fund’s Valuation Procedures and oversees actions by the Adviser (as valuation designee) with respect to the valuation of portfolio securities.

Board Committees

The Board has two standing committees, as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee appoints and approves the compensation of the Trust’s independent public accountants; oversees the Trust’s accounting and financial reporting policies, practices and internal controls; approves any non-audit services; and serves as the Trust’s “Qualified Legal Compliance Committee.” The Audit Committee meets at least once a year and met twice in 2025. The four Independent Trustees, Mr. Fordwood, Dr. Herscher, Mr. Long, and Mr. Reece, comprise the Audit Committee. Mr. Fordwood is the Chairman of the Audit Committee.

Governance and Nominating Committee. The Governance and Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Governance and Nominating Committee met once in 2025. The four Independent Trustees, Mr. Fordwood, Dr. Herscher, Mr. Long, and Mr. Reece, comprise the Governance and Nominating Committee. The Governance and Nominating Committee will consider nominees recommended by the Trust’s shareholders. A shareholder should submit any nominations in writing to the Secretary of the Trust at 251 South Lake Avenue, Suite 800, Pasadena, California 91101. All nominations so received shall promptly be distributed to the members of the Committee. However, the decision to approve candidates for submissions to the board shall be made exclusively by the Committee.

Ownership in Securities of the Adviser and Distributor and Related Companies; Compensation As reported to the Trust, none of the Independent Trustees nor their immediate family members own securities issued by the Adviser, Distributor or their related companies, as of December 31, 2025. An immediate family member can be a spouse, children residing in the same household, including step and adoptive children, and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

The table below illustrates the compensation paid to each Trustee for service to all series in the Trust for the Trust’s most recently completed fiscal year, excluding payment for out-of-pocket expenses. There are no pension or retirement benefits accrued as part of the Fund’s expenses. Each Trustee oversees all of the series portfolios of the Trust, which include the Guinness Atkinson™ K-Beauty ETF, five other exchange-traded funds and five open-end mutual funds.

Name of Trustee	Aggregate Compensation from the Trust
Independent Trustees
Mr. Fordwood	[$20,000]
Dr. Herscher	[$20,000]
Mr. Long	[$20,000]
Mr. Reece	[$22,000]
Interested Trustee
Mr. Guinness	$0

Trustee Ownership in the Fund

As of December 31, 2025, certain the Trustees own shares of the Fund in the Fund Complex:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Mr. Fordwood	None	Over $100,000
Dr. Herscher	None	None
Mr. Long	None	None
Mr. Reece	None	$10,001–$50,000
Interested Trustee
Mr. Guinness	None	Over $100,000

Control Persons and Principal Security Holders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. The Fund is currently non-operational and has no principal security holders.

The Investment Adviser and the Advisory Agreement

Guinness Atkinson™ Asset Management, Inc. furnishes investment advisory services to the Fund. Under the Investment Advisory Agreement (the “Agreement”) for the Fund, the Adviser directs the investments of the Fund in accordance with the investment objectives, policies, and limitations provided in the prospectus or other governing instruments, the 1940 Act, and rules thereunder, and such other limitations as the Fund may impose by notice in writing to the Adviser. The Adviser also furnishes all necessary office facilities, equipment and personnel for servicing the investments of the Fund; pays the salaries and fees of all officers of the Trust other than those whose salaries and fees are paid by the Administrator or the Distributor; and pays the salaries and fees of all Trustees who are “interested persons” of the Trust or of the Adviser and of all personnel of the Trust or of the Adviser performing services relating to research, statistical and investment activities. The Adviser is authorized, in its discretion and without prior consultation with the Fund, to buy, sell, lend and otherwise trade, consistent with the Fund’s then-current investment objectives, policies and restrictions, in any bonds and other securities and investment instruments on behalf of the Fund. The investment policies and all other actions of the Fund is at all times subject to the control and direction of the Board.

The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Fund to operate. The Fund pays the Adviser an advisory fee equal to a percentage of the Fund’s average daily net assets. For the Fund, expenses that are attributable to the Fund is charged against the income of the Fund in determining net income for dividend purposes. From time to time, the Adviser may contractually or voluntarily waive or defer all or a portion of its fees payable by any Fund under the Agreement. The Adviser performs (or arranges for the performance of) the following management and administrative services necessary for the operation of the Trust: (i) with respect to the Fund, supervising relations with, and monitoring the performance of, custodians, depositories, transfer and pricing agents, accountants, attorneys, underwriters, brokers and dealers, insurers and other persons in any capacity deemed to be necessary or desirable; (ii) investigating the development of and developing and implementing, if appropriate, management and shareholder services designed to enhance the value or convenience of the Fund as investment vehicles; and (iii) providing administrative services other than those provided by the Administrator. The Adviser also furnishes such reports, evaluations, information or analyses to the Trust as the Board may request from time to time or as the Adviser may deem to be desirable. The Adviser makes recommendations to the Board with respect to the Trust’s policies, and carries out such policies as are adopted by the Board. The Adviser, subject to review by the Board, furnishes such other services as it determines to be necessary or useful to perform its obligations under the Agreement.

All other costs and expenses not expressly assumed by the Adviser under the Agreement or by the Administrator under the administration agreement between it and the Trust, on behalf of the Fund, shall be paid by the Fund from the assets of the Fund, including, but not limited to, fees paid to the Adviser and the Administrator, interest and taxes, brokerage commissions, insurance premiums, compensation and expenses of the Independent Trustees, legal, accounting and audit expenses, fees and expenses of any transfer agent, distributor, registrar, dividend disbursing agent or shareholder servicing agent, expenses, including clerical expenses, incident to the issuance, redemption or repurchase of shares of the Fund, including issuance on the payment of, or reinvestment of, dividends, fees and expenses incident to the registration under federal or state securities laws of the Fund or their shares, expenses of preparing, setting in type, printing and mailing prospectuses, statements of additional information, reports and notices and proxy material to shareholders of the Fund, all other expenses incidental to holding meetings of the Fund’s shareholders, expenses connected with the execution, recording and settlement of portfolio securities transactions, fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts, expenses of calculating net asset value of the shares of the Fund, industry membership fees allocable to the Fund, and such extraordinary expenses as may arise, including litigation affecting the Fund and the legal obligations that the Fund may have to indemnify the officers and Trustees with respect thereto.

For the Fund, the Agreement remains in effect for an initial two year period from the date of execution and shall continue from year to year thereafter if it is specifically approved at least annually by the Board and the affirmative vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any such party by votes cast in person at a meeting called for such purpose. The Board or the Adviser may terminate the Agreement on 60 days’ written notice without penalty provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Agreement terminates automatically in the event of its “assignment,” as defined in the 1940 Act.

For the Fund, the Agreement permits the Adviser to retain sub-advisers, at the Adviser’s cost, to provide services to the Fund.

For the Guinness Atkinson™ K-Beauty ETF only:

Under the Agreement, the Adviser has agreed that in exchange for a unitary fee, it will arrange for and pay for all routine and ordinary expenses required for Fund operations, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Adviser.

As compensation for all services rendered under the Agreement, the Adviser is entitled to receive annual fees from the Fund, payable monthly, at the following rates:

Fund Advisory Fee Rate (as a percentage of the Fund’s average daily net assets

K-Beauty ________%

A discussion regarding the basis for the Board’s approval of the Agreement with respect to the Fund will be available in the semi-annual shareholder report for the period ending June 30, 2026.

The Adviser, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares. Such compensation may be paid to intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications, and inclusion on a sales list or electronic sales platform). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an intermediary may be significant to the Intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. Financial incentives may cause an intermediary to recommend a specific Fund over other investments. The same conflict of interest may exist with respect to financial advisers, brokers or investment professionals if he or she receives similar payments from his or her intermediary firm.

Guinness Atkinson™ reserves to itself and any successor to its business the right to withdraw the right to use the names “SmartETFs” or “Guinness Atkinson™” from the Fund if Guinness Atkinson™ no longer advises the Fund. Guinness Atkinson™ also reserves the right to grant the nonexclusive right to use the names “SmartETFs” or “Guinness Atkinson™” or any similar name to any other corporation or entity, including, but not limited to, any investment company. In the event the Agreement is terminated, the Fund will immediately delete “SmartETFs” or “Guinness Atkinson™” from its name and may not use the name “Guinness Atkinson™” in any manner thereafter.

Portfolio Managers

This section includes information about the Fund’s portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

[The following table shows information regarding other accounts managed by each Portfolio Manager as of December 31, 2025:

Registered Investment Other Pooled Investment

Other Accounts

Companies Vehicles

Number of Total Assets Number of Total Assets Number of Total Assets

Accounts (in Million) Accounts (in Million) Accounts (in Billion)

Adviser

The portfolio managers of the Sub-Adviser are responsible for the day-to-day management of the Fund. Information regarding other accounts managed by the Sub-Adviser’s portfolio managers (number of accounts and total assets in each category, including any accounts with performance-based fees) will be provided by the Sub-Adviser. ________ (to be provided).

Registered Investment Other Pooled Investment

Other Accounts

Companies Vehicles

Number of Total Assets Number of Total Assets Number of Total Assets

Accounts (in Million) Accounts (in Million) Accounts (in Million)

Adviser

________ (Sub-Adviser portfolio managers and other accounts; to be provided).

Conflicts of Interest

Periodically, other accounts managed by the portfolio managers will hold the same securities as those held by the Fund. When these other accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by Guinness Atkinson™ to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. In some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

The portfolio managers also have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest. The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts. With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Adviser’s personnel use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Compensation of Portfolio Managers

The Sub-Adviser is responsible for compensating the Fund’s portfolio managers. A description of the structure of, and the method used to determine, the compensation of the Sub-Adviser’s portfolio managers will be provided by the Sub-Adviser. ________ (to be provided).

The Administrator

Mutual Fund Administration LLC (“MFAC”) serves as the Fund’s Administrator under an Administration Agreement. As compensation for their services, the Administrator receives an administration fee, payable monthly, based on the Fund’s average daily net assets.

Distribution Agreement and Distribution Plan

The Trust has entered into a Distribution Agreement with respect to the Fund with Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Finance Group, LLC (dba ACA Group) and principal underwriter for the Fund, located at Three Canal Plaza, Suite 100, Portland, Maine 04101. Under the Distribution Agreement, the Distributor uses all reasonable efforts, consistent with its other business, to secure purchases for the Fund’s shares and pays the expenses of printing and distributing any prospectuses, reports and other literature used by the Distributor, advertising, and other promotional activities in connection with the offering of shares of the Fund for sale to the public.

The Fund has adopted a Rule 12b-1 Distribution Plan. Currently, no payments are authorized under the Plan.

The Fund does not make separate payments as a result of the Distribution Plan to the Adviser, the Distributor or any other party, it being recognized that the Fund presently pay, and will continue to pay, an investment advisory fee to the Adviser. To the extent that any payments made by the Fund to the Adviser, including payment of fees under the relevant Agreements, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

The Plan was approved by the Board, including all of the “Qualified Trustees” (the Independent Trustees who have no direct or indirect financial interest in the Plan or any related agreement). In approving the Plan, in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board (including the Qualified Trustees) considered various factors and determined that there was a reasonable likelihood that the Plan would benefit the Fund and their shareholders. The Plan may not be amended to increase materially the amount to be spent by the Fund under the Plan without shareholder approval, and all material amendments to the provisions of the Plan must be approved by a majority vote of the Board and of the Qualified Trustees, cast in person at a meeting called for the purpose of such vote. During the operation of the Plan, the Adviser will report in writing to the Board quarterly the amounts and purposes of such payments for services rendered to shareholders pursuant to the Plan. The selection and nomination of the Independent Trustees is committed to the discretion of the Qualified Trustees. The Plan will continue in effect from year to year provided that such continuance is specifically approved annually (a) by the vote of a majority of the Fund’s outstanding voting shares or by the Board and (b) by the vote of a majority of the Qualified Trustees. Currently, no payments are authorized under the Plan.

The Adviser, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares. Such compensation may be paid to intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications, and inclusion on a sales list or electronic sales platform). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an intermediary may be significant to the Intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. Financial incentives may cause an intermediary to recommend the Fund(s) over other investments. The same conflict of interest may exist with respect to financial advisers, brokers or investment professionals if he or she receives similar payments from his or her intermediary firm.

Description of the Fund

The Trust offers the Guinness Atkinson™ K-Beauty ETF (Ticker: KBTY), a separate series of the Trust. Each share of the Fund represents an equal proportionate interest in the assets of the Fund.

Shareholder and Trustees Liability. The Fund is a series of the Trust, which is a Delaware statutory trust.

The Delaware Trust Instrument provides that the Trustees shall not be liable for any act or omission as Trustee, but nothing protects a Trustee against liability to the Trust or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Furthermore, a Trustee is entitled to indemnification against liability and to all reasonable expenses, under certain conditions, to be paid from the assets of the Trust; provided that no indemnification shall be provided to any Trustee who has been adjudicated by a court to be liable to the Trust or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust. The Trust may advance money for expenses, provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification, and one of the following conditions are met: (i) the Trustee provides security for the undertaking; (ii) the Trust is insured against losses stemming from any such advance; or (iii) there is a determination by a majority of the Trust’s Independent non-party Trustees, or by independent legal counsel, that there is reason to believe that the Trustee ultimately will be entitled to indemnification.

Voting Rights. Shares of the Fund entitle the holders to one vote per share. The shares have no preemptive or conversion rights. The dividend rights and the right of redemption are described in the prospectus. When issued, shares are fully paid and nonassessable. The shareholders have certain rights, as set forth in the Bylaws, to call a meeting for any purpose, including the purpose of voting on removal of one or more Trustees.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Normally, the Trust will not hold annual meetings. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Fund’s shareholders for the purpose of voting upon the question of removal of a trustee and the Trust will assist in communications with other Trust shareholders.

If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Order System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of the Fund is represented by global securities registered in the name of DTC or its nominees and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and Financial Industry Regulatory Authority, Inc.

Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares. Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under the existing industry practice, in the event the Trust requests any rights as a holder of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged with respect to the Trust through the Trust’s Transfer Agent, a listing of shareholdings of each DTC Participant holding Fund shares. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant with copies of such notice, statement or other communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distribution of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

Shareholder Reports

For the Fund, Shareholders will receive reports semi-annually showing the Fund’s investments and other information.

Financial Statements

The Guinness Atkinson™ K-Beauty ETF has not commenced operations and no financial reports are available. In future years, for the Fund, the financial highlights will be set forth in the Fund’s annual report.

Proxy Voting Guidelines

The Trust has delegated to Guinness Atkinson™ the voting of proxies related to the Fund’s portfolio securities. Guinness Atkinson has engaged Glass Lewis to provide proxy voting services for clients over which Guinness Atkinson exercises proxy voting authority. Guinness Atkinson has adopted standard proxy voting guidelines, which are applied by Glass Lewis to Guinness Atkinson proxy votes, absent instruction from Guinness Atkinson to the contrary. Guinness Atkinson™ has adopted guidelines designed to reflect its fiduciary duty to vote proxies in favor of shareholder interests. If proxy statements were received with respect to the Fund’s investments, the following policies will apply. In determining its vote, Guinness Atkinson™ will not subordinate the economic interest of a Trust to any other entity or interested party. Each portfolio manager votes proxies for the Fund they serve and all proxies are voted on a case by case basis; votes may vary with respect to the same issuer. With respect to voting proxies for the Fund, the Adviser will use the following guidelines for each of the following four categories of issues:

Routine Proposals. Routine proposals are those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Guinness Atkinson™ will review each issue on a case-by-case basis in order to determine the position that best represents the financial interests of the Fund. Traditionally, these issues include:

•	Approval of auditors

•	Election of directors
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes

Non-Routine Proposals. Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment. Guinness Atkinson™ will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the Trust. Non-routine matters include:

•	Mergers and acquisitions
•	Restructuring
•	Re-incorporation
•	Changes in capitalization
•	Increase in number of directors
•	Increase in preferred stock
•	Increase in common stock
•	Stock option plans

Corporate Governance Proposals. Guinness Atkinson™ will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Dual class voting
•	Classified boards

Shareholder Proposals. Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. Guinness Atkinson™ will review each issue on a case-by-case basis in order to determine the position that best represents the financial interests of the Fund. Shareholder matters include:

•	Annual election of directors
•	Anti-poison pill
•	Anti-greenmail
•	Confidential voting
•	Cumulative voting

Proxy voting will be determined by Guinness Atkinson™. Issues not covered by these guidelines will be discussed with the Board. If the Adviser determines that the cost of effectuating a proxy vote exceeds the value of the proxy vote on the client’s account, as determined by the portfolio manager, the proxy may not be voted. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge upon request, by calling toll-free (800) 915-6566 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available without charge upon request, by calling (800) 915-6566.

Proxies voted on behalf of other clients of the Adviser or its affiliates may be voted differently, based on client interests.

GENERAL INFORMATION

Independent Contractors. Guinness Atkinson™ may enter into agreements with independent contractors to provide shareholder services for a fee. Shareholder services include account maintenance and processing, direct shareholder communications, calculating NAV, dividend posting and other administrative functions.

Administrator. Mutual Fund Administration, LLC, located at 2220 East Route 66, Suite 226, Glendora, CA 91740, serves as the Fund’s administrator.

Transfer Agent. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the Fund’s transfer agent. The transfer agent provides record keeping and shareholder services.

Custodian. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the Fund’s custodian. The custodian holds the securities, cash and other assets of the Fund.

Fund Accounting Agent. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the fund accounting agent for the Fund. The fund accounting agent calculates the Fund’s daily NAV.

Legal Counsel. Seward & Kissel, LLP, with a main office at One Battery Park Plaza, New York, NY 10004, serves as legal counsel for the Trust.

Independent Registered Public Accounting Firm. [        ], audits the financial statements and financial highlights of the Fund and provides reports to the Board.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund’s transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owner, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Guinness AtkinsonTM K-Beauty ETF

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Articles of Incorporation.

	(1)	Certificate of Trust dated March 6, 1997 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on March 20, 1997.

		(A)	Amendment dated September 8, 2000 to the Certificate of Trust is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed with the SEC on October 13, 2000.

		(B)	Amendment dated April 25, 2003 to the Certificate of Trust is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

	(2)	Trust Instrument dated March 6, 1997 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed with the SEC on March 20, 1997.

		(A)	Amendment dated September 28, 2000 to the Trust Instrument is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed with the SEC on October 13, 2000.

		(B)	Schedule A dated November 14, 2005 to the Trust Instrument is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 2006.

(C)

Amendment dated September 9, 2019 to the Trust Instrument is herein incorporated by reference to Exhibit (a)(2)(d) to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

		(D)	Amended Schedule A to the Trust Instrument with respect to Guinness Atkinson K-Beauty ETF – to be filed by amendment.

(b)	By-laws.

	(1)	By-laws revised as of November 14, 2005 are herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 2006.

(c)	The Rights of Security Holders are set forth in the Registrant’s Trust Instrument and Bylaws.

(d)	Investment Advisory Agreement.

	(1)	Investment Advisory Agreement between Registrant and Guinness Atkinson™ Asset Management, Inc. (the “Adviser”) dated April 25, 2003 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 2003.

		(A)	Amendment to Schedule A dated February 24, 2025 of the Investment Advisory Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 147 to the Registrant Statement on Form N-1A, filed with the SEC on April 30, 2025.

	(2)	Form of Investment Advisory Agreement between Registrant and the Adviser with respect to Guinness Atkinson Smart Transportation & Technology ETF (formerly, SmartETFs Smart Transportation & Technology ETF) is herein incorporated by reference to Exhibit (d)(4) to the Registrant’s Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A filed with the SEC on November 4, 2019.

	(A)	Form of Amended and Restated Investment Advisory Agreement between Registrant and the Adviser is herein incorporated by reference to Exhibit (d)(4) to the Registrant’s Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2020.

	(3)	Form of Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (the “Sub-adviser”) with respect to Guinness Atkinson Smart Transportation & Technology ETF (formerly, SmartETFs Smart Transportation & Technology ETF) is herein incorporated by reference to Exhibit (d)(5) to the Registrant’s Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed with the SEC on June 28, 2019.

	(A)	Form of Investment Sub-Advisory Agreement with Amended and Restated Appendix A between Registrant and Penserra Capital Management LLC (the “Sub-Advisor”) with respect to Guinness Atkinson Smart Transportation & Technology ETF (formerly, SmartETFs Smart Transportation & Technology ETF), and Guinness Atkinson Sustainable Energy ETF (formerly, SmartETFs Sustainable Energy II ETF) is herein incorporated by reference to Exhibit (d)(5) to the Registrant’s Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2020.

	(4)	Form of Investment Advisory Agreement between Registrant and the Adviser with respect to Guinness Atkinson K-Beauty ETF – to be filed by amendment.

(e)	Distribution Agreement.

	(1)	Distribution Agreement between Registrant and Foreside Fund Services, LLC is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 2017.

	(2)	Form of ETF Distribution Agreement between the Adviser and Foreside Fund Services, LLC with respect to Guinness Atkinson Smart Transportation & Technology ETF (formerly, SmartETFs Smart Transportation & Technology ETF), and Guinness Atkinson Sustainable Energy ETF (formerly, SmartETFs Sustainable Energy II ETF) is herein incorporated by reference to Exhibit (e)(5) to the Registrant’s Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2020.

		(A)	Novated Distribution Agreement dated September 30, 2021 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

		(B)	Amendment to Novated ETF Distribution Agreement with respect to Guinness Atkinson K-Beauty ETF – to be filed by amendment.

	(3)	Form of Authorized Participant Agreement – to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custody Agreement.

	(1)	Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (“BBH&Co.”) dated September 14, 2009 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

	(2)	Form of Amendment to Custodian Agreement between Registrant and BBH&Co. – to be filed by amendment.

(h)	Other Material Contracts.

	(1)	Form of Fund Administration Servicing Agreement between Registrant and Mutual Fund Administration Corporation dated September 14, 2009 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

		(A)	Form of Amendment to Fund Administration Servicing Agreement dated May 15, 2026 between Registrant and Mutual Fund Administration LLC – to be filed by amendment.

	(2)	Form of Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated April 28, 2003 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed with the SEC on June 28, 2004.

		(A)	Addendum dated August 31, 2009 to the Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

	(3)	Power of Attorney is herein incorporated by reference to Exhibit (a)(3) to the Registrant’s Post-Effective Amendment No. 149 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2025.

	(4)	Form of Shareholder Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed with the SEC on April 27, 2005.

		(A)	Amended Schedule A to Shareholder Servicing Agreement dated May 10, 2021 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

	(5)	Shareholder Servicing Plan dated May 1, 2005 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed with the SEC on April 27, 2005.

		(A)	Amended Schedule A to Shareholder Servicing Plan dated May 10, 2021 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

	(6)	Amended and Restated Expense Limitation Agreement for the Guinness Atkinson Funds is herein incorporated by reference to the Registrant’s Post- Effective Amendment No. 147 to Registration Statement on form N-1A, filed with the SEC on April 30, 2025.

	(7)	Amended and Restated Expense Limitation Agreement with respect to Guinness Atkinson K-Beauty ETF – to be filed by amendment.

	(8)	Fund Accounting and Services Agreement between Registrant and ALPS Fund Services, Inc., dated September 14, 2009 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

		(A)	Amendment dated February 21, 2012 to the Fund Accounting and Services Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed with the SEC on March 30, 2012.

		(B)	Fund Accounting and Services Agreement with respect to the Guinness Atkinson K-Beauty ETF – to be filed by amendment.

	(9)	Administrative Agency Agreement and Amendment to Administrative Agency Agreement between Registrant and Brown Brothers Harriman & Co. is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

		(A)	Amendment dated February 21, 2012 to the Fund Accounting and Services Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed with the SEC on March 30, 2012.

		(B)	Form of Amendment to Administrative Agency Agreement between Registrant and Brown Brothers Harriman & Co. – to be filed by amendment.

(i)	Legal Opinion.

	(1)	Opinion of Kramer Levin Naftalis & Frankel LLP is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed with the SEC on December 31, 2015.

		(A)	Opinion of Morris, Nichols, Arsht & Tunnell LLP is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed with the SEC on December 31, 2015.

	(2)	Opinion of Perkins Coie on issuance of shares of Guinness Atkinson Smart Transportation & Technology ETF (formerly, SmartETFs Smart Transportation & Technology ETF) is herein incorporated by reference to Exhibit (i)(4) to the Registrant’s Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A, filed with the SEC on November 4, 2019.

	(3)	Opinion of Practus, LLP as to the legality of securities being registered with respect to the Guinness Aktinson Sustainable Energy ETF (formerly, SmartETFs Sustainable Energy II ETF) is herein incorporated by reference to Exhibit (i)(2) to the Registrant’s Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2020.

	(4)	Opinion of Seward & Kissel LLP as to the legality of securities being registered with respect to the Guinness Atkinson K-Beauty ETF – to be filed by amendment.

(j)	Other Opinions.

	(1)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements – None.

(l)	Investment Letters dated May 6, 1994 are herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed with the SEC on April 25, 1997.

(m)	Rule 12b-1 Distribution and Service Plan.

	(1)	Rule 12b-1 Distribution and Service Plan dated May 18, 2015 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

		(A)	Amended Schedule A to Rule 12b-1 Distribution and Service Plan is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

		(B)	Amended Schedule A to Rule 12b-1 Distribution and Service Plan – to be filed by amendment.

(n)	Rule 18f-3 Plan.

	(1)	Rule 18f-3 Plan is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed with the SEC on December 31, 2015.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics of the Registrant revised February 11, 2013 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2013.

(2)

Code of Ethics of the Adviser revised November 1, 2010 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

	(3)	Code of Ethics of the Sub-Adviser is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed with the SEC on June 28, 2019.

Item 29. Persons Controlled by or Under Common Control with the Fund

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Article X, Section 10.02 of Registrant’s Delaware Trust Instrument, incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed electronically on March 20, 1997, provides for the indemnification of Registrant’s Trustees and officers, as follows:

“Section 10.02 Indemnification.”

(a)	Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i)	every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)	the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Advisor

Guinness AtkinsonTM Asset Management, Inc. provides management services to the Registrant and its series. Except as noted below, to the best of Registrant’s knowledge, none of the directors and officers of the Adviser has held at any time during the past two fiscal years or been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature. Timothy W.N. Guinness, Chairman and Chief Investment Officer of the Adviser, is also Chairman of Guinness Asset Management and Guinness Capital Management Ltd. Prior to April 2003, he was Chairman of Investec Global Energy Fund. He is also a non-executive director (and chairman in one case) of several investment funds and also non-executive chairman of New Boathouse Capital Ltd, a corporate finance boutique providing services to private companies, and of the Brompton Bicycle Company Ltd., a specialist manufacturer of a world leading folding bicycle. Guinness Asset Management, which is 100% owned by Mr. Guinness, is a specialist equity manager focusing on energy stocks. There is a shareholders agreement between Mr. Guinness and James J. Atkinson, Chief Executive Officer of the Adviser, covering the sharing of premises, and other resources in London by Guinness Asset Management and the Adviser.

Mr. Atkinson is also Principal of Orbis Marketing, a specialist marketing firm focusing on direct marketing of mutual funds especially on the internet. Prior to April 1, 2003, that was his principal employment. There is a shareholders agreement between Mr. Atkinson and Mr. Guinness covering the sharing of premises, and other resources in the U.S. by Orbis and the Advisor.

Item 32. Principal Underwriter

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund
14.	American Century ETF Trust

15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Coatue Innovative Strategies Fund
43.	Cohen & Steers ETF Trust
44.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
45.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
46.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
47.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
48.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
49.	Davis Fundamental ETF Trust
50.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
51.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
52.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions
54.	Defiance Retail Kings ETF, Series of ETF Series Solutions
55.	Denali Structured Return Strategy Fund
56.	Dodge & Cox Funds
57.	DoubleLine ETF Trust
58.	DoubleLine Income Solutions Fund
59.	DoubleLine Opportunistic Credit Fund
60.	DoubleLine Yield Opportunities Fund
61.	DriveWealth ETF Trust
62.	EIP Investment Trust
63.	Ellington Income Opportunities Fund
64.	ETF Opportunities Trust
65.	Exchange Listed Funds Trust
66.	Exchange Place Advisors Trust

67.	FIS Trust
68.	FlexShares Trust
69.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
70.	Forum Funds
71.	Forum Funds II
72.	Forum Real Estate Income Fund
73.	GMO ETF Trust
74.	GoldenTree Opportunistic Credit Fund
75.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
76.	Grayscale Funds Trust
77.	Guinness Atkinson Funds
78.	Harbor ETF Trust
79.	Harris Oakmark ETF Trust
80.	Hawaiian Tax-Free Trust
81.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
86.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
88.	Innovator ETFs Trust
89.	Ironwood Institutional Multi-Strategy Fund LLC
90.	Ironwood Multi-Strategy Fund LLC
91.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
92.	John Hancock Exchange-Traded Fund Trust
93.	Kurv ETF Trust
94.	Lazard Active ETF Trust
95.	LDR High Income Realty Fund, Series of World Funds Trust
96.	Lone Peak Value Fund, Series of World Funds Trust
97.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
98.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
99.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
100.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
101.	Manor Investment Funds
102.	Milliman Financial Risk Management LLC
103.	MoA Funds Corporation
104.	Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV
105.	Morgan Stanley ETF Trust
106.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
107.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.	Morningstar Funds Trust
109.	NEOS ETF Trust
110.	Niagara Income Opportunities Fund
111.	NXG Cushing® Midstream Energy Fund
112.	NXG NextGen Infrastructure Income Fund
113.	OTG Latin American Fund, Series of World Funds Trust
114.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

119.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
121.	Palmer Square Funds Trust
122.	Palmer Square Opportunistic Income Fund
123.	Partners Group Private Income Opportunities, LLC
124.	Perkins Discovery Fund, Series of World Funds Trust
125.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
126.	Plan Investment Fund, Inc.
127.	Point Bridge America First ETF, Series of ETF Series Solutions
128.	Precidian ETFs Trust
129.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	REX ETF Trust
136.	Reynolds Funds, Inc.
137.	RMB Investors Trust
138.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
139.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
140.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
141.	Roundhill Cannabis ETF, Series of Listed Funds Trust
142.	Roundhill ETF Trust
143.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.	Roundhill Video Games ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Russell Investments Exchange Traded Funds
148.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
149.	Six Circles Trust
150.	Sound Shore Fund, Inc.
151.	SP Funds Trust
152.	Sparrow Funds
153.	Spear Alpha ETF, Series of Listed Funds Trust
154.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
155.	STF Tactical Growth ETF, Series of Listed Funds Trust
156.	Strategic Trust
157.	Strategy Shares
158.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
159.	Tekla World Healthcare Fund
160.	Tema ETF Trust
161.	The 2023 ETF Series Trust
162.	The Community Development Fund
163.	The Cook & Bynum Fund, Series of World Funds Trust
164.	The Private Shares Fund
165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
166.	Third Avenue Trust
167.	Third Avenue Variable Series Trust
168.	Tidal Trust I
169.	Tidal Trust II
170.	Tidal Trust III

171.	Tidal Trust IV
172.	TIFF Investment Program
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution
179.	Touchstone ETF Trust
180.	Trailmark Series Trust
181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
182.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2x Long Ether Daily Target ETF
184.	U.S. Global Investors Funds
185.	Union Street Partners Value Fund, Series of World Funds Trust
186.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
187.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
188.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
189.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
190.	Virtus Stone Harbor Emerging Markets Income Fund
191.	Volatility Shares Trust
192.	WEBs ETF Trust
193.	Wedbush Series Trust
194.	Wellington Global Multi-Strategy Fund
195.	Wilshire Mutual Funds, Inc.
196.	Wilshire Variable Insurance Trust
197.	WisdomTree Trust
198.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None

Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None

Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None

Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None

Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None

Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator	Mutual Fund Administration, LLC 2220 East Route 66, Suite 226 Glendora, CA 91740
Registrant’s Adviser	Guinness AtkinsonTM Asset Management, Inc. 251 South Lake Avenue, Suite 800 Pasadena, CA 91101
Registrant’s Sub-adviser	Penserra Capital Management LLC 4 Orinda Way, Suite 100A Orinda, CA 94563
Registrant’s Custodian	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110-1548
Registrant’s Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202
Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110-1548
Registrant’s Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, ME 04101

Item 34. Management Services

The Registrant has disclosed all management-related service contracts in Parts A and B.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pasadena and State of California, on the 10th day of July, 2026.

GUINNESS ATKINSON FUNDS

By:	/s/ James Atkinson
James Atkinson
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 165 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James Atkinson	President and Principal Executive Officer	July 10, 2026
James Atkinson

/s/ J.I. Fordwood*	Trustee	July 10, 2026
J.I. Fordwood

/s/ Timothy Guinness*	Trustee	July 10, 2026
Timothy Guinness

/s/ Bret A. Herscher*	Trustee	July 10, 2026
Bret A. Herscher

/s/ Jeffrey Long*	Trustee	July 10, 2026
Jeffrey Long

/s/ J. Brooks Reece, Jr*	Trustee and Chairman	July 10, 2026
J. Brooks Reece, Jr.

/s/ Rita Dam	Treasurer, Principal Accounting Officer and Principal Financial Officer	July 10, 2026
Rita Dam

*By:	/s/ Rita Dam
Rita Dam
Attorney-in-fact